                                                      Registration No.333-122902
                                                              File No.811-21718

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ X ]

      Pre-Effective Amendment No.
[    ]

      Post-Effective Amendment No.    2                                  [ X ]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                              [ X ]

      Amendment No.   4
[ X ]

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                       OPPENHEIMER DIVIDEND GROWTH FUND
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200
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             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
     [ X ]  immediately upon filing pursuant to paragraph (b)
     [   ]                  on _____________ pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [   ] on _______________ pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [   ]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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Prospectus

Oppenheimer
Dividend Growth Fund

Prospectus dated August 1, 2006           Oppenheimer Dividend Growth Fund is
                                          a mutual fund that seeks to maximize
                                          total return through both capital
                                          appreciation and income.  The Fund
                                          invests mainly in common stocks of
                                          companies that currently pay
                                          dividends or are expected to begin
                                          paying dividends in the future,
                                          emphasizing companies that are
                                          expected to grow their dividends
                                          over time.

                                             This Prospectus contains
                                          important information about the
                                          Fund's objective, and its investment
                                          policies, strategies and risks. It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account features.
                                          Please read this Prospectus
                                          carefully before you invest and keep
                                          it for future reference about your
As with all mutual funds, the             account.
Securities and Exchange Commission
has not approved or disapproved the
Fund's securities nor has it
determined that this Prospectus is
accurate or complete. It is a
criminal offense to represent
otherwise

                                                          [OppenheimerFunds logo]

CONTENTS

                    ABOUT THE FUND

            3       The Fund's Investment Objective and Principal Investment
            3       Strategies
            4       Main Risks of Investing in the Fund
            5       The Fund's Performance
            7       Fees and Expenses of the Fund
            10      About the Fund's Investments

                    How the Fund is Managed

                    ABOUT YOUR ACCOUNT

            11

                    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares
                    Class N Shares

            22

                    Special Investor Services
                    AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Website
                    Retirement Plans
            24
                    How to Sell Shares
                    By Mail
                    By Telephone
            26
            28      How to Exchange Shares
            30      Shareholder Account Rules and Policies
            31      Dividends, Capital Gains and Taxes
                    Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks to maximize total return through both capital appreciation and income.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in common stocks of companies that currently pay dividends or are expected to begin paying dividends in the future. The Fund invests with an emphasis on companies that are expected to grow their dividends over time. As a non-fundamental policy, under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies that the portfolio managers expect to experience dividend growth, including companies that currently pay dividends and are expected to increase them, and companies that do not currently pay dividends but are expected to begin paying them in the near future.

HOW DOES THE MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? The Fund's
investment manager, OppenheimerFunds, Inc. (the "Manager"), identifies securities of those companies that currently pay dividends, or are expected to begin paying dividends in the future, emphasizing companies that are expected to grow their dividends over time. Investments in companies that do not currently pay dividends is not expected to be a principal strategy of the Fund.
The Manager focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund's portfolio among industries and market sectors. Under normal market conditions, the Fund will diversify its holdings across most major economic sectors. Currently, the Manager constructs the portfolio using a "top down" approach that focuses on broad economic trends affecting entire markets and industries as well as a "bottom up" approach that focuses on the fundamental prospects of individual companies and issuers.

While most of the Fund's assets will be invested in U.S. common stocks, other securities may also be purchased, including, to the extent consistent with the
Fund's objective and investment policies, foreign stocks, fixed income instruments, convertible securities, preferred stocks, futures and options, including covered call options.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking income and capital appreciation in their investment over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stock investments. The
Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Fund's Manager will cause the
Fund to underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS. The Fund's investment focus on companies that currently pay dividends, or are expected to begin paying dividends in the future, emphasizing companies that are expected to grow their dividends over time, could result in significant investments in large-capitalization stocks.
Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund currently invests primarily in common stocks of U.S.
companies, the value of the Fund's portfolio will be affected by changes in the
U.S. stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

     The Manager may increase the relative emphasis of the Fund's investments in a particular industry from time to time. The prices of stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

      While the Fund's investments in foreign stocks, fixed income instruments, convertible securities, preferred stocks, futures and options may offer special investment opportunities, there are also special risks. Securities of foreign issuers are subject to the risk that such securities may lose value because of declining foreign currencies or adverse political or economic events overseas.
Investments in futures and options, if any, are subject to additional volatility and potential losses.  With respect to covered call options that the
Fund may write (that is, sell), the Fund limits its ability to sell the underlying securities and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price while the option remains outstanding.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its price per share. Particular investments and investment strategies also have risks. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

      In the short term, the stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. In the OppenheimerFunds spectrum, the Fund is generally more aggressive than funds that invest in both stocks and bonds or in investment grade debt securities, but may be less volatile than small-cap and emerging markets stock funds.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Performance

This Prospectus does not include performance information because, as of the date of this Prospectus, the Fund had not completed a full calendar year of operation.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly.  Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the
Fund's expenses during its fiscal period June 30, 2005 to April 30, 2006.

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 Shareholder Fees (charges paid directly from your investment):
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
                              Class A     Class B       Class C       Class N
                              Shares       Shares       Shares        Shares
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Maximum Sales Charge          5.75%        None         None          None
 (Load) on purchases (as %

 of offering price)
 --------------------------------------------------------------------------------
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 Maximum Deferred Sales       None(1)     5.00%(2)     1.00%(3)      1.00%(4)
 Charge (Load) (as % of
 the lower of the original
 offering price or
 redemption proceeds)
 --------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
 Annual Fund Operating Expenses (deducted from Fund assets):
 (% of average daily net assets)
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                                   Class A     Class B   Class C      Class N
                                   Shares      Shares      Shares     Shares
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Management Fees(5)                 0.63%       0.63%      0.63%       0.65%

 -------------------------------------------------------------------------------
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 Distribution and/or Service        0.20%       0.97%      0.97%       0.49%
 (12b-1) Fees

 -------------------------------------------------------------------------------
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 Other Expenses(6)                  0.38%       0.47%      0.43%       0.43%

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Total Annual Operating             1.21%       2.07%      2.03%       1.57%

 Expenses(7)
 -------------------------------------------------------------------------------

Expenses may vary in future years
1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.    Applies  to  redemptions  in first  year  after  purchase.  The  contingent deferred  sales charge  gradually  declines from 5% to 1% in years one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.
5.    The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total Annual Operating
   Expenses" will not exceed 1.10% for Class A shares, 1.85% for Class B and
   Class C shares and 1.35% for Class N shares. These voluntary waivers may be amended or withdrawn at any time.
6.    "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. After this waiver, the actual "Other
   Expenses" as percentages of average daily net assets were 0.24% for Class A shares, 0.20% for Class B shares, 0.20% for Class C shares, and 0.21% for
   Class N shares.
7.    After the voluntary waivers and expense reimbursements, the "Total Annual
   Operating Expenses" were 1.07% for Class A shares, 1.80% for Class B and
   Class C shares and 1.35% for Class N shares

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

--------------------------------------------------------------------------------

If shares are redeemed:     1 Year        3 Years       5 Years      10 Years

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares                    $692          $939        $1,205       $1,965

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  $712          $955        $1,325       $1,994
Class B Shares                                                              (1)

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Class C Shares                    $308          $643        $1,104       $2,382

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--------------------------------------------------------------------------------

Class N Shares                    $261          $500          $862       $1,882

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If shares are not redeemed:
--------------------------------------------------------------------------------
                      1  Year      3   Years      5   Years           10   Years
--------------------------------------------------------------------------------
Class A Shares         $692        $939            $1,205              $1,965
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Shares         $212         $655           $1,125             $1,994(1)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Shares         $208        $643            $1,104             $2,382
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares        $161        $500               $862             $1,882
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In the first example,  expenses include the initial sales charge for Class A and the applicable  Class B, Class C and Class N contingent  deferred sales charges.
In the second example,  the Class A expenses include the sales charge, but Class
B,  Class C and  Class N  expenses  do not  include  contingent  deferred  sales charges.

     1.  Class B  expenses  for years 7 through 10 are based on Class A expenses since  Class B shares  automatically  convert to Class A shares 72 months  after purchase.

         About the Fund's Investments

     THE FUND'S PRINCIPAL  INVESTMENT  POLICIES AND RISKS. The allocation of the
Fund's  portfolio among different  investments  will vary over time based on the
Manager's  evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different  types of investments  described in this
Prospectus.  The  Statement of  Additional  Information  contains  more detailed information about the Fund's investment policies and risks.

     The  Manager  tries to reduce  risks by  carefully  researching  securities before they are  purchased.  The Fund also  attempts  to reduce its  exposure to market  risks by  diversifying  its  investments,  that  is,  by not  holding  a substantial  percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company.  Also, the Fund does not concentrate 25% or more of its assets in investments in any one industry.

     However,  changes in the overall  market prices of securities  can occur at any  time.  The  share  prices of the Fund  will  change  daily  based on market conditions and other economic  events that cause changes in the market prices of securities.

     Stock  Investments.  The Manager  looks for stocks of  companies  that have growth and income potential.  Growth companies may be developing new products or services or may be  expanding  into new markets for their  products.  The Fund's investments are not limited to issuers in a specific  capitalization range, such as large-cap or small-cap  companies,  and the Fund can invest in issuers in all capitalization  ranges.  Market capitalization refers to the market value of all of a  company's  issued and  outstanding  stock.  Currently,  the  Fund's  stock investments are focused on large-cap issuers,  but that emphasis can change over time.  Small-cap and mid-cap issuers may have more limited product lines, depend on a smaller number of management  personnel,  have less of a trading market for their  securities and may be subject to greater risks of default than securities of larger issuers. These factors increase the potential for losses to the Fund.

     Derivative Investments.  The Fund can invest in a number of different kinds of  "derivative"  investments.  In general terms, a derivative  investment is an investment  contract whose value depends on (or is derived from) the value of an underlying  asset,  interest  rate or index.  In the  broadest  sense,  options, futures  contracts,  and other  hedging  instruments  the Fund  might use may be considered  "derivative"  investments.  In  addition  to using  derivatives  for hedging,  the Fund  might use  derivative  investments  because  they  offer the potential  for  increased  value or to  establish a position  in the  securities market as a temporary substitute for purchasing individual securities.  The Fund could also write covered call options to seek cash for liquidity  purposes or to distribute  to  shareholders.  The Fund is not  required to use  derivatives  in seeking its objective.

     Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the  investment.  The  underlying security  or  investment  on which a  derivative  is based,  and the  derivative itself, may not perform the way the Manager expected it to. As a result of these risks the Fund could realize less principal or income from the  investment  than expected,  its hedge  might be  unsuccessful  or the Fund may lose  money.  As a result, the Fund's share prices could fall. Certain derivative  investments held by the Fund might be illiquid.

     Foreign Securities. The Fund can buy foreign equity and debt securities. It would buy debt securities primarily for income, liquidity or defensive purposes, including debt securities issued by foreign companies or by foreign  governments and their agencies.  The Fund currently does not expect to have more than 25% of its total assets invested in foreign securities,  although it has the ability to invest in them without limit.

     The change in value of a foreign  currency  against  the U.S.  dollar  will result in a change in the U.S.  dollar value of securities  denominated  in that foreign  currency.  Foreign  issuers are not subject to the same  accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange  control  regulations,  expropriation or nationalization  of a company's assets,  foreign taxes,  delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad,  or other  economic or  political  factors.  These risks could cause the prices of foreign stocks to fall and therefore depress the Fund's share prices.

     Additionally,  if a fund  invests a  significant  amount  of its  assets in foreign securities,  it might expose the fund to "time-zone  arbitrage" attempts by investors  seeking to take  advantage of the  differences in value of foreign securities  that might  result  from  events  that occur  after the close of the foreign securities market on which a foreign security is traded and the close of
The New York Stock  Exchange  (the "NYSE")  that day,  when the Fund's net asset value is calculated.  If such  time-zone  arbitrage  were  successful,  it might dilute the  interests of other  shareholders.  However,  the Fund's use of "fair value pricing" to adjust the closing market prices of foreign  securities  under certain  circumstances,  to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

     CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board
of Trustees can change  non-fundamental  investment policies without shareholder approval,  although  significant changes will be described in amendments to this
Prospectus.  Fundamental  policies  cannot be changed  without the approval of a majority  of  the  Fund's  outstanding  voting  shares.  The  Fund's  investment objective  is a  fundamental  policy.  Other  investment  restrictions  that are fundamental policies are listed in the Statement of Additional  Information.  An investment policy is not fundamental  unless this Prospectus or the Statement of
Additional Information says that it is.

     OTHER INVESTMENT STRATEGIES.  To seek its objective,  the Fund can also use the investment  techniques and strategies described below. The Manager might not always use all of the different  types of techniques and  investments  described below.  These  techniques have risks,  although some are designed to help reduce overall investment or market risks.

     Other Equity  Securities.  While the Fund mainly buys common stocks, it can also buy preferred  stocks and  securities  convertible  into common stock.  The
Manager considers some convertible securities to be "equity equivalents" because of the  conversion  feature and in that case their credit rating has less impact on the Manager's investment decision than in the case of other debt securities.

     Debt Securities. The Fund may invest in debt securities rated in one of the three highest categories by a  nationally-recognized  rating organization or, if unrated,  determined by the Manager to be of comparable quality. Debt securities are  subject  to  credit  risk.  Credit  risk is the risk  that the  issuer of a security might not make interest and principal  payments on the security as they become due. If the issuer  fails to pay  interest,  the Fund's  income  might be reduced and if the issuer fails to repay  principal,  the value of that security and of the  Fund's  shares  may be  reduced.  The  Fund's  investments  in  debt securities,  particularly debt securities of domestic and foreign companies, are subject to risks of default.  A downgrade in an issuer's  credit rating or other adverse news about an issuer can reduce the value of that  issuer's  securities.
In addition to credit  risks,  debt  securities  are subject to changes in value when prevailing  interest rates change. When prevailing interest rates fall, the values of outstanding  debt  securities  generally  rise, and the securities may sell for more than their face amount.  When prevailing  interest rates rise, the values of outstanding debt securities  generally decline, and the securities may sell at a discount from their face amount.  The magnitude of these price changes is generally greater for securities with longer maturities.  Therefore, when the average  maturity of the Fund's debt  securities is longer,  its share price may fluctuate more when interest rates change.

     Illiquid and Restricted  Securities.  Investments  may be illiquid  because they do not have an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their  resale to other  investors  or may require  registration under applicable securities laws before they can be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities.
Certain  restricted  securities  that  are  eligible  for  resale  to  qualified institutional  purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

     Hedging. The Fund can also buy and sell derivatives to try to hedge against falling prices of its portfolio securities.  It might do so to try to manage its exposure to changing interest rates.  Forward contracts and currency options can be  used  to try  to  manage  foreign  currency  risks  on  the  Fund's  foreign investments.  The Fund does not currently use hedging extensively. It has limits on its use of hedging instruments and is not required to use them in seeking its objective.

     There are also special  risks in  particular  hedging  strategies.  Options trading involves the payment of premiums and can increase portfolio turnover. If a covered  call  written  by the Fund is  exercised  on an  investment  that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.  If the Manager used a hedging  instrument at the wrong time or judged market  conditions  incorrectly,  the strategy could reduce the  Fund's  return.  The Fund may also  experience  losses  if the price of its futures and options  positions were not correlated with its other investments or if it could  not  close out a  position  because  of an  illiquid  market.  If a derivative does not perform the way the Manager expected it to, the Fund's hedge might be unsuccessful.

     Temporary  Defensive  and  Interim  Investments.  In  times of  adverse  or unstable  market,  economic or political  conditions,  the Fund can invest up to
100%  of  its  total  assets  in  temporary   defensive   investments  that  are
inconsistent  with the Fund's principal  investment  strategies.  Generally they would be cash equivalents (such as commercial paper),  money market instruments,
short-term  debt  securities,   U.S.   government   securities,   or  repurchase
agreements.  The Fund could also hold these  types of  securities  as an interim measure,  pending the  investment  of  proceeds  from the sale of Fund shares or portfolio  securities or to meet anticipated  redemptions of Fund shares. To the extent the Fund invests  defensively in these  securities,  it might not achieve its investment objective.

     Portfolio Turnover. A change in the securities held by the Fund is known as
"portfolio  turnover." The Fund can engage in active and frequent trading to try to achieve its objective, although the Manager expects annual portfolio turnover to be less than 100%.  Increased portfolio turnover creates higher brokerage and transaction  costs  for the  Fund  (and  may  reduce  performance).  If the Fund realizes  capital gains when it sells portfolio  investments,  it must generally pay those gains out to shareholders, increasing their taxable distributions.

     PORTFOLIO   HOLDINGS.   The  Fund's  portfolio  holdings  are  included  in
semi-annual  and annual reports that are distributed to shareholders of the Fund within 60 days  after the close of the  period  for which  such  report is being made.  The Fund also  discloses  its  portfolio  holdings in its  Statements  of
Investments  on Form N-Q,  which  are filed  with the  Securities  and  Exchange
Commission  ("SEC") no later than 60 days after the close of its first and third fiscal  quarters.  These  required  filings are  publicly  available at the SEC.
Therefore,  portfolio  holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

     A description  of the Fund's  policies and  procedures  with respect to the disclosure  of the  Fund's  portfolio  securities  is  available  in the  Fund's
Statement of Additional Information.

         How the Fund Is Managed

     THE MANAGER.  The Manager  chooses the Fund's  investments  and handles its day-to-day business. The Manager carries out its duties, subject to the policies established  by the  Fund's  Board of  Trustees,  under an  investment  advisory agreement that specifies the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible for paying to conduct its business.

     The Manager has been an investment  adviser since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $215 billion in assets as of June 30, 2006,  including other Oppenheimer funds with more than 6 million shareholder accounts.  The Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

     Advisory  Fees.  The Fund pays the Manager an advisory  fee computed on the total net assets of the Fund as of the close of each  business  day at an annual rate that declines as the Fund's  assets grow:  the Fund pays 0.65% of the first
$200  million of average  annual net  assets,  0.625% of the next $200  million,
0.60% of the next $200 million,  0.575% of the next $200  million,  0.55% of the next $200 million and 0.50% of average annual net assets over $1 billion.

     A discussion regarding the basis for the Board of Trustees' approval of the
Fund's  investment  advisory  contract  is  available  in the  Fund's  Report to shareholders for the fiscal period ended April 30, 2006.

     Portfolio Managers. The Fund's portfolio is managed by Neil M. McCarthy and
Joseph R. Higgins who are primarily responsible for the day-to-day management of the Fund's investments.

     Mr. McCarthy is the Fund's lead portfolio  manager and has been principally responsible  for  the  day-to-day  management  of  the  Fund's  portfolio  since inception.  Mr.  McCarthy  is a Vice  President  of the  Fund,  has  been a Vice
President  of the  Manager  and  Chairman  and Chief  Investment  Officer of OFI
Institutional  Asset  Management's  Growth Equity Team's  Investment  Policy and
Strategy  Committee since  September  2003, and is a portfolio  manager of other portfolios  in the  OppenheimerFunds  complex.  Prior to joining  the Manager in
2003, he was the Chief Executive Officer and Chief Investment Officer of Windham
Capital  Management,  a firm he  co-founded  in  1988.  Mr.  Higgins  has been a portfolio  manager of the Fund since  inception.  He is a Vice  President of the
Fund,  has been a Vice  President  of Manager and a member of OFI  Institutional
Asset Management's Growth Equity Team's Investment Policy and Strategy Committee
since  May  2004,  and  is a  portfolio  manager  of  other  portfolios  in  the
OppenheimerFunds  complex.  Prior to joining the Manager, Mr. Higgins was a Vice
President of Swiss Re Asset  Management  from 1991 to 2003,  an  Assistant  Vice
President  from 1988 to 1991 and a  co-portfolio  manager from 1993 to 2003.

The Statement of Additional  Information  provides additional  information about the
Portfolio Managers' compensation, other accounts they manage and their ownership of Fund shares.

     Pending  Litigation.  A  consolidated  amended  complaint  was  filed  as a putative  class  action  against the Manager and the  Transfer  Agent (and other defendants) in the U.S.  District Court for the Southern District of New York on
January 10, 2005 and was amended on March 4, 2005. The complaint alleged,  among other things, that the Manager charged excessive fees for distribution and other costs,  and  that by  permitting  and/or  participating  in those  actions,  the
Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.
The plaintiffs sought unspecified  damages,  an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

     In response to the  defendants'  motions to dismiss the suit,  seven of the eight  counts in the  complaint,  including  the claims  against  certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors,  Trustees  and  officers  of  the  funds,  and  the  Distributor,  as defendants,  were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with  prejudice  by court  order dated April 5, 2006.  The  plaintiffs  filed an appeal of those dismissals on May 11, 2006.

     The Manager  believes  that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district  court,  and that no estimate  can yet be made with any degree of certainty as to the amount or range of any  potential  loss.  However,  the Manager  believes  that the  allegations contained  in the  complaint  are without  merit and that there are  substantial grounds to sustain the district court's rulings.

 ABOUT YOUR ACCOUNT

 How to Buy Shares

     You  can  buy  shares  several  ways,  as  described   below.   The  Fund's
Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to
accept  purchase  (and  redemption)   orders.  The  Distributor,   in  its  sole
discretion, may reject any purchase order for the Fund's shares.

     Buying Shares  Through Your Dealer.  You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor.
Your dealer will place your order with the Distributor on your behalf.  A broker or dealer may charge for that service.

     Buying Shares Through the  Distributor.  Complete an  OppenheimerFunds  new
account  application  and return it with a check  payable  to  "OppenheimerFunds
Distributor,  Inc." Mail it to P.O. Box 5270, Denver,  Colorado 80217. If you do
not list a dealer on the  application,  Class A shares  are your  only  purchase option.  The  Distributor  will act as your  agent  in  buying  Class A  shares.
However,  we recommend that you discuss your investment with a financial advisor before  you make a  purchase  to be sure that the Fund is  appropriate  for you.
Class B,  Class C or  Class N  shares  may not be  purchased  by a new  investor directly  from the  Distributor  without the investor  designating  a registered broker-dealer.  If a current  investor  no longer has another  broker-dealer  of record for an existing Class B, Class C or Class N account,  the  Distributor is automatically  designated  as the  broker-dealer  of record,  but solely for the purpose of acting as the investor's agent to purchase the shares.

     o Paying by Federal Funds Wire.  Shares  purchased  through the Distributor may be paid for by Federal Funds wire. The minimum investment is $5,000.  Before sending a wire,  call the  Distributor's  Wire Department at  1.800.225.5677  to
notify the Distributor of the wire and to receive further instructions.

     o Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you
pay for shares by electronic funds transfers from your bank account.  Shares are purchased for your account by a transfer of money from your bank account through the Automated  Clearing House (ACH) system.  You can provide those  instructions automatically,  under an Asset Builder Plan,  described  below,  or by telephone instructions  using  OppenheimerFunds  PhoneLink,  also described below.  Please refer to  "AccountLink,"  below for more details.  o Buying Shares Through Asset
Builder  Plans.  You may  purchase  shares of the Fund  automatically  from your account at a bank or other  financial  institution  under an Asset  Builder Plan with AccountLink. Details are in the Asset Builder application and the Statement of Additional Information.

     WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares  with  a  minimum  initial  investment  of  $5,000  and  make  additional investments at any time with as little as $50, including in retirement and Asset
Builder Plans. The minimum additional  investment  requirement does not apply to reinvested  dividends from the Fund or other  Oppenheimer  funds,  or reinvested distributions  from unit investment  trusts that have made arrangements with the
Distributor.

     AT WHAT PRICE ARE SHARES  SOLD?  Shares  are sold at their  offering  price which is the net asset  value per  share  plus any  initial  sales  charge  that applies.  The offering  price that  applies to a purchase  order is based on the next  calculation  of the net  asset  value  per  share  that is made  after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor  receives the order.  Your financial  adviser can provide you with more  information  regarding  the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

     Net Asset Value.  The Fund  calculates the net asset value of each class of shares  as of the close of the  NYSE,  on each day the NYSE is open for  trading
(referred to in this Prospectus as a "regular  business day"). The NYSE normally closes at 4:00 p.m.,  Eastern  time,  but may close  earlier  on some days.  All references to time in this Prospectus mean "Eastern time."

     The net asset value per share for a class of shares on a "regular  business day" is determined  by dividing the value of the Fund's net assets  attributable to that class by the number of shares of that class  outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's  judgment) or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is  principally  traded,  that security  may be valued by another  method that the Board of  Trustees  believes accurately  reflects the fair value.  Because some foreign  securities  trade in markets and on exchanges that operate on weekends and U.S. holidays,  the values of some of the Fund's  foreign  investments  may  change on days when  investors cannot buy or redeem Fund shares.

     The Board has adopted  valuation  procedures for the Fund and has delegated the day-to-day  responsibility  for fair value  determinations  to the Manager's
Valuation  Committee.  Fair value  determinations  by the Manager are subject to review,  approval and  ratification  by the Board at its next scheduled  meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable,  the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for  significant  events  that it  believes in good faith will affect the market prices of the  securities of issuers held by the Fund.  Those may include events affecting  specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting  securities markets (for  example,  a foreign  securities  market  closes early because of a natural  disaster).  The Fund uses fair value pricing procedures to reflect what the  Manager  and the Board  believe to be more  accurate  values for the Fund's portfolio securities, although it may not always be able to accurately determine such values.  In addition,  the  discussion of "time-zone  arbitrage"  describes effects that the Fund's fair value pricing policy is intended to counteract.

     If, after the close of the principal market on which a security held by the
Fund is traded and  before the time as of which the Fund's net asset  values are calculated  that day, a significant  event occurs that the Manager learns of and believes in the  exercise of its  judgment  will cause a material  change in the value of that  security  from the closing price of the security on the principal market  on which it is  traded,  the  Manager  will  use its  best  judgment  to determine a fair value for that security.

     The Manager  believes  that  foreign  securities  values may be affected by volatility  that  occurs in U.S.  markets  on a  trading  day after the close of foreign securities markets.  The Manager's fair valuation  procedures  therefore include a procedure  whereby foreign  securities  prices may be "fair valued" to take those factors into account.

     The Offering Price. To receive the offering price for a particular day, the
Distributor or its designated  agent must receive your order,  in good order, by the time the NYSE  closes  that day. If your order is received on a day when the
NYSE is closed or after it has closed,  the order will receive the next offering price that is determined after your order is received.  Buying Through a Dealer.
If you buy shares  through a dealer,  your dealer must  receive the order by the close of the NYSE  (normally  4:00 p.m.) and transmit it to the  Distributor  so that it is  received  before the  Distributor's  close of  business on a regular business day (normally 5:00 p.m.) to receive that day's offering  price,  unless your dealer has made alternative  arrangements with the Distributor.  Otherwise, the order will receive the next offering price that is determined.

 WHAT CLASSES OF SHARES DOES THE FUND OFFER?
The Fund  offers  investors  four  different  classes of shares.  The  different classes of shares represent investments in the same portfolio of securities, but the classes are subject to  different  expenses  and will likely have  different share prices.  When you buy shares,  be sure to specify the class of shares.  If you do not  choose  a class,  your  investment  will be made in Class A  shares.

     Class A Shares. If you buy Class A shares,  you pay an initial sales charge
(on  investments  up to $1 million  for regular  accounts or lesser  amounts for certain  retirement  plans). The amount of that sales charge will vary depending on the amount you invest.  The sales charge rates are listed in "How Can You Buy
Class A Shares?" below.

     Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell  your  shares  within 6 years of  buying  them,  you  will  normally  pay a contingent  deferred sales charge.  That contingent deferred sales charge varies depending  on how long you own your  shares,  as  described  in "How Can You Buy
Class B Shares?" below.

     Class C Shares.  If you buy Class C shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell your  shares  within 12 months of  buying  them,  you will  normally  pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class
C Shares?" below.

     Class N Shares.  If you buy Class N shares  (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the  retirement  plan's  first  purchase  of  Class N  shares,  you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class
N Shares?" below.

     WHICH CLASS OF SHARES  SHOULD YOU CHOOSE?  Once you decide that the Fund is an  appropriate  investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial  advisor.  Some factors to consider are how much you plan to invest  and how  long  you  plan to hold  your  investment.  If your  goals  and objectives  change over time and you plan to  purchase  additional  shares,  you should  re-evaluate those factors to see if you should consider another class of shares.  The  Fund's  operating  costs  that  apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

     The  discussion  below  is  not  intended  to  be  investment  advice  or a recommendation,  because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course,  these examples are based on  approximations  of the effects of current  sales  charges and expenses projected over time, and do not detail all of the  considerations in selecting a class of shares.  You should analyze your options  carefully with your financial advisor before making that choice.

     How Long Do You  Expect to Hold Your  Investment?  While  future  financial needs cannot be predicted  with  certainty,  knowing how long you expect to hold your investment  will assist you in selecting the  appropriate  class of shares.
Because of the effect of class-based  expenses,  your choice will also depend on how much you plan to invest.  For example,  the reduced sales charges  available for larger  purchases  of Class A shares  may,  over time,  offset the effect of paying an initial sales charge on your  investment,  compared to the effect over time of higher  class-based  expenses  on shares of Class B, Class C or Class N.
For  retirement  plans that qualify to purchase  Class N shares,  Class N shares will generally be more advantageous than Class B and Class C shares.

     o Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your  shares for not more than six  years),  you should most likely invest in Class A or Class C shares rather than Class B shares.  That is because of the  effect of the Class B  contingent  deferred  sales  charge if you redeem within six years, as well as the effect of the Class B asset-based  sales charge on the investment return for that class in the short-term.  Class C shares might be the  appropriate  choice  (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares,  and the  contingent deferred  sales charge does not apply to amounts you sell after holding them one year.

     However,  if you plan to invest more than  $100,000  for the shorter  term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales  charge on Class C shares will have a greater  impact on your account over the longer term than the reduced  front-end  sales charge  available  for larger purchases of Class A shares.

     If you invest $1 million or more,  in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason,  the  Distributor  normally will not accept purchase orders of more than  $100,000  of Class B shares or $1 million or more of Class C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their  customers in omnibus  accounts are  responsible for compliance with those limits.

     o Investing for the Longer Term.  If you are  investing  less than $100,000 for the  longer-term,  for  example  for  retirement,  and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

     Are There  Differences in Account Features That Matter to You? Some account features  may not be  available  to Class B,  Class C and Class N  shareholders.
Other  features  may not be advisable  (because of the effect of the  contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully  review how you plan to use your investment  account before deciding which class of shares to buy.

     Additionally,  the  dividends  payable  to  Class  B,  Class C and  Class N shareholders  will be reduced by the additional  expenses borne by those classes that are not borne by Class A shares,  such as the Class B,  Class C and Class N asset-based  sales charge  described  below and in the  Statement of  Additional
Information.

     How  Do  Share  Classes  Affect  Payments  to  Your  Broker?   A  financial
-----------------------------------------------  advisor may  receive  Front-End
Front-End  Concession  As a different  compen for selling one Offering  Price of shares than f selling another sation Sales It is important class Charge remember that Clor a Class C and Clasclass.  Percen  contingent  deferto of sales charges anass B, Offeri  asset-based  sales N Pric charges have thered  purpose as the d front-end sales s on sales of Clas same shares: to compe the Distributor  charge concessions and s A expenses it paysnsate  dealers and finafor  institutions for selling shares. to Distributor may ncial additional compe from its own resThe to securities  depay or  financial  nsation  institutions  basources  the  value of shaalers the Fund owned b dealer or financed upon institution for res of account or held y the customers. ial its own HOW CAN YOU BUY CLASS for its SHARES? Class
A shares sold at their  offering  which is normally  net A value plus an initial are charge.  However, in so price, cases, described belowasset purchases are not subjsales an initial sales chargme the offering  price wil, the net asset value.
Iect to cases,  reduced sales ce, and may be available,  as l be described below or in n other  Statement of  Additionaharges  Information.  Out of th amount you invest,  thethe  receives  the net assetl to invest for your acce Fund The sales charge value depending on the amounount. your purchase. A porti the sales charge may b  varies  retained  by the  Distrit  of or  allocated  to your  don of as a concession.  The e  Distributor  reserves  tbutor  right to  reallow  the eealer concession  to  dealers.  Sales P  current  sales  charge  rhe As  Charge As and concessions  paid tntire a dealers and brokers ar The tage  Percentage  follows:
ates  of Net o ng  Amount  Amount  of  Purchase  e as e  Invested  ercentage  of
---------------------------------------------------------------------
------------------------------------------------------------------------------
Less          than          $25,000          5.75%          6.10%          4.75%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
$25,000    or   more   but    less    than    5.50%    5.82%    4.75%    $50,000
------------------------------------------------------------------------------
------------------------------------------------------------------------------
$50,000    or   more   but   less    than    4.75%    4.99%    4.00%    $100,000
------------------------------------------------------------------------------
------------------------------------------------------------------------------
$100,000    or   more   but   less   3.75%    3.90%    3.00%    than    $250,000
------------------------------------------------------------------------------
------------------------------------------------------------------------------
$250,000    or   more   but   less   2.50%    2.56%    2.00%    than    $500,000
------------------------------------------------------------------------------
------------------------------------------------------------------------------
$500,000    or   more   but   less   2.00%   2.04%   1.60%   than   $1   million
------------------------------------------------------------------------------
Due to rounding,  the actual sales  charge for a particular  transaction  may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B  to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

CAN YOU REDUCE CLASS A SALES CHARGES?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.

o     Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making
       (as shown in the table above), you can add the value of any Class
       A, Class B or Class C shares of the Fund or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class A shares of
       Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on
       which you have not paid a sales charge will not be counted for this purpose.  In totaling your holdings, you may count shares held in your individual accounts (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts
       (including employee benefit plans for the same employer).  If you are buying shares directly from the Fund, you must inform the
       Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for the Right of
       Accumulation at the time of your purchase.

         To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account statements showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The Distributor or intermediary through which you are buying shares will calculate the value of your eligible Oppenheimer fund shares, based on the current offering price, to determine which
       Class A sales charge rate you qualify for on your current purchase.

o     Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A Letter of
       Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period. The total amount of your intended purchases of Class A, Class B and Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases of the Fund during that period. You can choose to include purchases made up to 90 days before the date that you submit a Letter of Intent. Your Class A shares of
       Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on
       which you have not paid a sales charge will not be counted for this purpose. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares.  You may also be able to apply the Right of Accumulation to these purchases.

       If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's Statement of Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested, without a sales charge, in shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.

o     Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to "How to Exchange Shares" in this Prospectus and in the Statement of Additional Information for
       more details, including a discussion of circumstances in which sales charges may apply on exchanges.

o     Reinvestment Privilege.  Within six months of a redemption of certain
       Class A and Class B shares, the proceeds may be reinvested in Class
       A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.
       This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed.
       The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made, and must meet any investment minimum that is applicable to the selected fund.
       If you do not have a Fund account at the time of the reinvestment, the Fund's $5,000 minimum initial investment will apply.

o     Other Special Reductions and Waivers. The Fund and the Distributor offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of investors (primarily retirement plans that purchase shares in special programs through the
         Distributor). These are described in greater detail in Appendix B to the Statement of Additional Information, which may be ordered by calling 1.800.225.5677 or through the OppenheimerFunds website, at
         www.oppenheimerfunds.com (follow the hyperlinks: "Access Accounts and
         Services" - "Forms & Literature" - "Order Literature" - "Statements of
         Additional Information"). A description of these waivers and special sales charge arrangements is also available for viewing on the
         OppenheimerFunds website (follow the hyperlinks: "Research Funds" -
         "Fund Documents" - "View a description . . ."). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or notify the
         Transfer Agent at the time of redeeming shares for those waivers that apply to contingent deferred sales charges.
o     Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by retirement plans that have $5 million or more in plan assets. In that case the Distributor may pay from its own resources, at the time of sale, concessions in an amount equal to 0.25% of the purchase price of Class A shares purchased within the first six months of account establishment by those retirement plans to dealers of record, subject to certain exceptions described in "Retirement Plans" in the Statement of
         Additional Information.

o     There is also no initial sales charge on purchases of Class A shares of the Fund by certain retirement plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors, insurance companies or recordkeepers. No contingent deferred sales charge is charged upon the redemption of such shares.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares by certain retirement plans that satisfied certain requirements prior to
      March 1, 2001 ("grandfathered retirement accounts").  However, those
      Class A shares may be subject to a Class A contingent deferred sales charge, as described below.  Retirement plans holding shares of
      Oppenheimer funds in an omnibus account(s) for the benefit of plan participants in the name of a fiduciary or financial intermediary (other than OppenheimerFunds-sponsored Single DB Plus plans) are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.

      The Distributor pays dealers of record concessions in an amount equal to
      1.0% of purchases of $1 million or more other than purchases by grandfathered retirement accounts.  For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million.  In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of:

o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or

o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds.
The Class B contingent deferred sales charge is paid to compensate the
Distributor for its expenses of providing distribution-related services to the
Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

      ----------------------------------------------------------------

      Years Since Beginning of Month in  Contingent Deferred Sales
                                         Charge on Redemptions in
                                         That Year
                                         (As % of Amount Subject to
      Which Purchase Order was Accepted  Charge)

      ----------------------------------------------------------------
      ----------------------------------------------------------------
      0 - 1                              5.0%
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      1 - 2                              4.0%
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      2 - 3                              3.0%
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      3 - 4                              3.0%
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      4 - 5                              2.0%
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      5 - 6                              1.0%
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      More than 6                        None
      ----------------------------------------------------------------
      In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to
      Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service
      Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed.
      When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see
      "Class B Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class
C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of
Class N shares, if:

o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and
      Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within
      18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
      A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
      Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor retains the first year's service fee paid by the Fund. After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers periodically.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and
      Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts.
      Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and Class
      C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor normally retains the Class B asset-based sales charge. See the Statement of
      Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class
      C shares that have been outstanding for a year or more. The Distributor normally retains the asset-based sales charge on Class C shares during the first year after the purchase of Class C shares. See the Statement of
      Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

      For certain group retirement plans held in omnibus accounts, the
      Distributor will pay the full Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase. New group omnibus plans may not purchase Class B shares.

      For Class C shares purchased through the OppenheimerFunds Recordkeeper
      Pro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase.  The Distributor will use the service fee it receives from the Fund on those shares to reimburse FASCorp for providing personal services to the Class C accounts holding those shares.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors.
These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund"
in this Prospectus because they are not paid by the Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other
Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about
Oppenheimer funds, including travel and lodging expenditures. However, the
Manager does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and
Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the Transfer
Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

      The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the
      Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:

    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or

    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer
      Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer
Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the PhoneLink number, 1.800.225.5677.

Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

Selling Shares. You can redeem shares by telephone automatically by calling the
      PhoneLink number and the Fund will send the proceeds directly to your
      AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this
Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user
I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at
1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the
Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.

SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.

403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.

401(k) Plans. These are special retirement plans for businesses.

Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.

Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis.
If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at
1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

      o  You wish to redeem more than $100,000 and receive a check
      o  The redemption check is not payable to all shareholders listed on the account statement
      o  The redemption check is not sent to the address of record on your account statement
      o  Shares are being transferred to a Fund account with a different owner or name
      o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:

o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.

      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by
      Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $5,000. There is a $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:

      o  Your name
      o  The Fund's name
      o  Your Fund account number (from your account statement)
      o  The dollar amount or number of shares to be redeemed
      o  Any special payment instructions
      o  Any share certificates for the shares you are selling
      o  The signatures of all registered owners exactly as the account is registered, and
      o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00
p.m., but may be earlier on some days. You may not redeem shares held in an
OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.

   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.

Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

o     the amount of your account value represented by an increase in net asset value over the initial purchase price,

o     shares purchased by the reinvestment of dividends or capital gains distributions, or

o     shares redeemed in the special circumstances described in Appendix B to the Statement of Additional Information.

To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

      1. shares acquired by reinvestment of dividends and capital gains distributions,

      2. shares held for the holding period that applies to the class, and

      3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectus of the selected fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

You can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can obtain a list by calling a service representative at 1.800.225.5677. The funds available for exchange can change from time to time.

  A contingent deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for shares of another Oppenheimer fund. However, if you exchange your shares during the applicable CDSC holding period, the holding period will carry over to the fund shares that you acquire. Similarly, if you acquire shares of the Fund in exchange for shares of another Oppenheimer fund that are subject to a CDSC holding period, that holding period will carry over to the acquired shares of the Fund. In either of these situations, a
  CDSC may be imposed if the acquired shares are redeemed before the end of the
  CDSC holding period that applied to the exchanged shares.

There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional
Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the
      OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address. Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity. The
OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change.
However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager's ability to manage the fund's investments efficiently, increase the fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent
      (such as a financial intermediary holding the investor's shares in an
      "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the
      NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the
      Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Fund and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the Transfer
      Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this Prospectus.
      Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the
      Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent may
      send a written warning to direct shareholders that the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
      "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary.
Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
      Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of any money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for
      30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit.
      However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that perform account transactions for their clients by participating in
      NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the SEC, payment may be delayed or suspended.
      For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as
      10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.

Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the
      Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.
      Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or
      Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer
      Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends from net investment income annually, and pay them annually, separately for each class of share. Dividends and distributions paid to Class A shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.

Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.

Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      Oppenheimer funds account you have established, provided that the selected fund is available for exchange.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

      The Fund intends to qualify each year as a "regulated investment company"
under the Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.
      Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the
Fund's financial statements, is included in the Statement of Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         CLASS A       CLASS B
PERIOD ENDED APRIL 30,                                    2006 1        2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                  $    10.00    $    10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                      .12           .06
Net realized and unrealized gain                             .74           .72
                                                      --------------------------
Total from investment operations                             .86           .78
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                        (.08)         (.04)
Distributions from net realized gain                          -- 3          -- 3
                                                      --------------------------
Total dividends and/or distributions to shareholders        (.08)         (.04)
--------------------------------------------------------------------------------
Net asset value, end of period                        $    10.78    $    10.74
                                                      ==========================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                          8.64%         7.88%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $   24,588    $    4,523
--------------------------------------------------------------------------------
Average net assets (in thousands)                     $   12,907    $    1,867
--------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                       1.34%         0.61%
Total expenses                                              1.21%         2.07%
Expenses after waivers and reimbursements
and reduction to custodian expenses                         1.07%         1.80%
--------------------------------------------------------------------------------
Portfolio turnover rate                                       46%           46%

1. For the period from June 30, 2005 (commencement of operations) to April 30,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      25 | OPPENHEIMER DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                         CLASS C       CLASS N
PERIOD ENDED APRIL 30,                                    2006 1        2006 2
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                  $    10.00    $    10.18
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 3                                      .07           .08
Net realized and unrealized gain                             .71           .58
                                                      --------------------------
Total from investment operations                             .78           .66
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                        (.04)         (.07)
Distributions from net realized gain                          -- 4          -- 4
                                                      --------------------------
Total dividends and/or distributions to shareholders        (.04)         (.07)
--------------------------------------------------------------------------------

Net asset value, end of period                        $    10.74    $    10.77
                                                      ==========================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 5                          7.87%         6.51%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $    6,337    $      571
--------------------------------------------------------------------------------
Average net assets (in thousands)                     $    2,789    $      326
--------------------------------------------------------------------------------
Ratios to average net assets: 6
Net investment income                                       0.61%         1.11%
Total expenses                                              2.03%         1.57%
Expenses after waivers and reimbursements
and reduction to custodian expenses                         1.80%         1.35%
--------------------------------------------------------------------------------
Portfolio turnover rate                                       46%           46%

1. For the period from June 30, 2005 (commencement of operations) to April 30,
2006.

2. For the period from August 12, 2005 (inception of offering) to April 30,
2006.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Less than $0.005 per share.

5. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6. Annualized for periods of less than one full year.

INFORMATION AND SERVICES

For More Information on Oppenheimer Dividend Growth Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request  these  documents  by e-mail or
                              through the  OppenheimerFunds  website. You may
                              also read or download certain  documents on the
                              OppenheimerFunds           website          at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the
Fund are available on the EDGAR database on the SEC's Internet website at
www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:     [logo] OppenheimerFunds Distributor,
Inc.
The Fund's SEC File No.: 811-21718

PR0560.001.0806
Printed on recycled paper

Statement of Additional Information

Oppenheimer Dividend Growth Fund
6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated August 1, 2006

      This Statement of Additional Information is not a Prospectus. This
document contains additional information about the Fund and supplements information in the Prospectus dated August 1, 2006.  It should be read together with the Prospectus. You can obtain the Prospectus by writing to the
Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver,
Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds internet website at
www.oppenheimerfunds.com (follow the hyperlinks: "Research Funds" - "Fund
Documents" - "Dividend Growth").

Contents
                                                                       Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks..
    The Fund's Investment Policies.....................................
    Other Investment Techniques and Strategies.........................
    Other Investment Restrictions......................................
    Disclosure of Portfolio Holdings...................................

How the Fund is Managed ...............................................
    Organization and History...........................................
    Board of Trustees and Oversight Committees.........................
    Trustees and Officers of the Fund..................................
    The Manager........................................................
Brokerage Policies of the Fund.........................................
Distribution and Service Plans.........................................
Payments to Fund Intermediaries......................................
Performance of the Fund................................................

About Your Account
How To Buy Shares......................................................
How To Sell Shares.....................................................
How To Exchange Shares.................................................
Dividends, Capital Gains and Taxes.....................................
Additional Information About the Fund..................................

Financial Information About the Fund
Independent Registered Public Accounting Firms' Report.................
Financial Statements...................................................

Appendix A: Industry Classifications................................... A-1
Appendix B: Special Sales Charge Arrangements and Waivers.............. B-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of
Additional Information ("SAI") contains supplemental information about those policies and risks and the types of securities that the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager"), can select for the Fund.
Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies

      The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its objective. It may use some of the special investment techniques and strategies at some times or not at all.

|X|   Investments in Equity Securities. The Fund focuses its investments in equity securities. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. The Fund's investments may include stocks of companies of all market capitalization ranges: small-cap, mid-cap and large-cap. At times, the Fund may increase its emphasis on equity investments in securities of one or more capitalization ranges, based upon the Manager's judgment of where are the best market opportunities to seek the Fund's objective.

      The Manager focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund's portfolio among industries and market sectors.  Under normal market conditions, the Fund will diversify its holdings across all economic sectors.  Each security is analyzed based on stability of its operating history, its prospects for future earnings growth and the safety of its dividend.  In selecting securities for the Fund's portfolio, the Manager evaluates a number of factors, including among them:

|_|   analyzing earnings-per-share growth,
|_|   price-to-earnings multiples,
|_|   price-to-book value multiples,
|_|   price-to-sales ratios,
|_|   price-to-cash flow ratios,
|_|   profit margins,
|_|   return on equity,
|_|   return on assets and
|_|   proprietary earnings forecasts

      Certain debt securities may be selected for the Fund's portfolio for defensive purposes (including debt securities that the Manager believes may offer some opportunities for capital appreciation when stocks are disfavored).

      The Fund can invest in securities of small cap issuers (having market capitalizations of less than $1 billion). Securities of small capitalization issuers may be subject to greater price volatility in general than securities of large-cap and mid-cap companies. Therefore, to the degree that the Fund has investments in smaller capitalization companies at times of market volatility, the Fund's share price may fluctuate more.

|X|   Convertible Securities. While convertible securities are a form of debt security, in many cases, their conversion feature (allowing conversion into equity securities) causes them to be regarded more as "equity equivalents."
As a result, the credit rating assigned to the security has less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed income securities. The value of a convertible security is a function of its "investment value" and its
"conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security. To determine whether convertible securities should be regarded as "equity equivalents," the
Manager examines the following factors:

(1)   whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
         (considering the effect of conversion of the convertible
         securities), and
(3)   the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any
         appreciation in the price of the issuer's common stock.

|X|   Preferred Stock. Preferred stock, unlike common stock, has a stated
dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock. "Participating" preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.
Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

|X|   Rights and Warrants. The Fund may invest up to 5% of its total assets in warrants or rights. That 5% limit does not apply to warrants and rights the Fund has acquired as part of units of securities or that are attached to other securities that the Fund buys. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

|X|   Foreign Securities. The Fund can purchase equity securities issued or guaranteed by foreign companies or debt securities issued by foreign governments. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States.
They may be traded on foreign securities exchanges or in the foreign over-the-counter markets. The Fund currently does not expect to have more than 25% of its total assets invested in foreign securities, although it has the ability to invest in them without limit.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Because the Fund may purchase securities denominated in foreign currencies, a change in the value of such foreign currency against the U.S.
dollar will result in a change in the amount of income the Fund has available for distribution. Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the
Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the
Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

|X|   Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:

o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates, currency devaluation or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
         U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     foreign withholding taxes on interest and dividends;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

|X|   Passive Foreign Investment Companies.  Some securities of corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by IRCss.954.

      Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the
Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the Fund's minimum percentage requirements or limitations of investing in foreign securities.

      Subject to the limits under the Investment Company Act of 1940 (the
"Investment Company Act"), the Fund may also invest in foreign mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

      In addition to bearing their proportionate share of a fund's expenses
(management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under "Investment in Other
Investment Companies."

Other Investment Techniques and Strategies.  In seeking its objective, the
Fund may from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

|X|   Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act, that apply to those types of investments, and the following additional limitation: the Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1)
of the Investment Company Act. For example, the Fund can invest in exchange-traded funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Fund does not intend to invest in other investment companies unless the
Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The
Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

|X|   Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.
Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

|X|   Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the Fund to sell its holdings of a restricted security not registered under applicable securities laws, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund can also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, as amended, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid. Illiquid securities include repurchase agreements maturing in more than seven days.

|X|   Loans of Portfolio Securities. To raise cash for liquidity purposes, the Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of Trustees.
These loans are limited to not more than 25% of the value of the Fund's total assets. The Fund currently does not intend to engage in loans of securities, but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

      There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The
Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S.
Government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.
      When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of
(a) negotiated loan fees, (b) interest on securities used as collateral, and
(c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

|X|   Borrowing and leverage.  The Fund has the ability to borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities.
The Fund may not borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.  Borrowing may entail "leverage," and may be a speculative investment strategy. Any borrowing will be made only from banks and, pursuant to the requirements of the Investment Company Act, will be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing.  Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets
(including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a fund may borrow up to 5% of its total assets for temporary purposes from any person.  Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. Any such borrowing will be made only pursuant to the requirements of the Investment Company Act and will be made only to the extent that the value of each Fund's assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing.  If the value of a Fund's assets, so computed, should fail to meet the 300% asset coverage requirement, the Fund is required, within three business days to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow. Currently, the Fund does not contemplate using this technique, but if it does so, it will not likely do so to a substantial degree.

|X|   Debt Securities. The Fund may invest in debt securities.  At times certain debt securities may be selected for investment by the Fund for defensive purposes, as described below. For example, when the stock market is volatile, or when the portfolio manager believes that growth opportunities in stocks are not attractive, certain debt securities might provide not only defensive opportunities but also some opportunities for capital appreciation.
These investments could include corporate bonds and notes of U.S. companies, as well as U.S. government securities, especially zero-coupon or "stripped"
U. S. government securities. It is not expected that this will be a significant portfolio strategy of the Fund under normal market circumstances.

|X|   Zero-Coupon Securities. The Fund may buy zero-coupon and delayed interest debt securities of U.S. issuers. Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      Investing in zero-coupon securities could cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund might have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

|X|   Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a debt security to make interest or principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income may be reduced and if the issuer fails to repay principal, the value of that bond and of the Fund's shares may be reduced. The Manager may rely to some extent on credit ratings by nationally recognized rating agencies in evaluating the credit risk of securities selected for the Fund's portfolio. It may also use its own research and analysis. Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time.

|X|   Interest Rate Risks. In addition to credit risks, debt securities are subject to changes in value when prevailing interest rates change. When prevailing interest rates fall, the values of outstanding debt securities generally rise, and the bonds may sell for more than their face amount. When prevailing interest rates rise, the values of outstanding debt securities generally decline, and the bonds may sell at a discount from their face amount. The magnitude of these price changes is generally greater for bonds with longer maturities. Therefore, when the average maturity of the Fund's debt securities is longer, its share price may fluctuate more when interest rates change.

|X|   Derivatives. The Fund can invest in a variety of derivative investments to seek income for liquidity needs or to distribute to shareholders, or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this Statement of Additional
Information. However, the Fund does not use, and does not currently contemplate using, derivatives or hedging instruments to a significant degree except that the Fund may write covered call options to seek cash for liquidity purposes or to distribute to shareholders.  The Fund is not required to use derivatives in seeking its objective.

      Some of the derivative investments the Fund can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities"
of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock may not be as high as the
Manager expected.

|X|   Hedging. Although the Fund does not anticipate the extensive use of hedging instruments, the Fund can use hedging instruments. To attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, to establish a position in the securities market as a temporary substitute for purchasing individual securities, or to facilitate selling securities for investment reasons, the Fund could:

|_|   sell futures contracts,
|_|   buy puts on such futures or on securities, or
|_|   write covered calls on securities or futures.  Covered calls may also be used to increase the Fund's income.

      The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so, the
Fund could:

|_|   buy futures, or
|_|   buy calls on such futures or on securities.

      The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

|X|   Futures. The Fund can buy and sell futures contracts that relate to (1)
broadly-based stock indices (these are referred to as "stock index futures"),
(2) an individual stock ("single stock futures"), (3) other broadly-based securities indices (these are referred to as "financial futures"), (4) debt securities (these are referred to as "interest rate futures") and (5) foreign currencies (these are referred to as "forward contracts").

      A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.
Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      No payment is made or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant
(the "futures broker"). Initial margin payments will be deposited with the
Fund's custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions (except forward contracts) are effected through a clearinghouse associated with the exchange on which the contracts are traded.

|X|   Put and Call Options. The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

|X|   Writing Covered Call Options. The Fund can write (that is, sell)
covered calls. If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the fund would keep the cash premium.

      The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the option or when the
Fund enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

|X|   Writing Put Options. The Fund may sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 25% of the Fund's net assets would be required to be segregated to cover such put options.

      If the Fund writes a put, the put must be covered by segregated liquid assets.  The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price.
That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will identify liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments.
The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

|X|   Purchasing Calls and Puts. The Fund can purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.
The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

|X|   Buying and Selling Options on Foreign Currencies. The Fund can buy and
sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position.
The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration identified on its books) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a
"cross-hedging" strategy. In those circumstances, the Fund covers the option by maintaining cash, U.S. government securities or other liquid, high-grade debt securities in an amount equal to the exercise price of the option.

|X|   Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The
Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of the securities held in the
Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

|X|   Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock-in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely correlated currency. The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in"
the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge."  When the
Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the
Fund's portfolio securities denominated in that foreign currency. When the
Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a
"cross hedge."

      The Fund will cover its short positions in these cases by identifying on its books assets having a value equal to the aggregate amount of the
Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash)
market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs.
The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S.
dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

|X|   Regulatory Aspects of Hedging Instruments.  The Commodities Futures
Trading Commission (the "CFTC") has eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity
Exchange Act. The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment advisor
(as they may be amended from time to time), and as otherwise set forth in the
Fund's prospectus or this statement of additional information.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under interpretations of staff members of the SEC regarding applicable provisions of the Investment Company Act, when the Fund purchases a future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by the Fund's custodian bank.

|X|   Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40%
short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition,
Section 1256 contracts held by the Fund at the end of each taxable year are
"marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue
Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may result in
"straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)   gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other
         receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)   gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment company income available for distribution to its shareholders.

|X|   Temporary Defensive and Interim Investments. When market, economic or political conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes. The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of
Fund shares, or to hold while waiting reinvest cash received from the sale of other portfolio securities. The Fund can buy:

|_|   high-quality (rated in the top rating categories of
            nationally-recognized rating organizations or deemed by the
            Manager to be of comparable quality), short-term money market instruments, including those issued by the U. S. Treasury or other government agencies,
|_|   commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated investment grade (rated at least Baa by Moody's Investors Service, Inc. or at least BBB by Standard &
            Poor's Corporation, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have comparable quality to rated securities in those categories.
|_|   debt obligations of corporate issuers, rated investment grade, or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,
|_|   preferred stocks,
|_|   certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and
|_|   repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

|X|   Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, although the Fund expects to have a portfolio turnover rate of less than 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the
Internal Revenue Code.

Other Investment Restrictions

|X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

|_|   67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
|_|   more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's principal investment policies are described in the Prospectus.

      Does the Fund Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund as contemplated by the Investment Company Act. The limitations of the following policies may be changed to the extent that the corresponding policies of the Investment
Company Act are changed by amendment, exemptive order or interpretive relief.

|_|   The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities.

|_|   The Fund may not borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

|_|   The Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption there from that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

|_|   The Fund cannot concentrate investments. That means it cannot invest
25% or more of its total assets in companies in any one industry.

|_|   The Fund cannot invest in real estate, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

|_|   The Fund cannot invest in physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

|_|   The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities
Act when reselling any securities held in its own portfolio.

|_|   The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Certain of the above restrictions apply to the Funds only to the extent required by the Investment Company Act, the rules or regulations thereunder or any exemption therefrom. If the applicable provisions of the Investment
Company Act, the rules or regulations or any exemption should change, those restrictions will automatically change to reflect the new requirements.
Therefore those fundamental policies may be changed without notice and without a shareholder vote.

Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment
Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. Also, presently under the Investment Company Act the Fund may lend its portfolio securities in an amount not to exceed thirty-third and one-third percent of the value of its total assets. In addition, currently the Investment Company Act requires a mutual fund to have fundamental investment policies governing investments in real estate and commodities. Presently, under the Investment Company Act a registered mutual fund cannot make any commitment as an underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers
(other than investment companies) of which it owns more than ten percent of the outstanding voting securities, exceeds twenty-five percent of the value of its total assets.

Presently, under the Investment Company Act a registered mutual fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivates, hedging instruments, options or futures.

|X|   Does the Fund Have Any Restrictions That Are Not Fundamental? The Fund
has an investment restriction that is not a fundamental policy, which means it can be changed by the Board of Trustees without shareholder approval.

|X|   The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of Section 12(d)(1) of the Investment Company
Act.

      As a non-fundamental policy, under normal conditions, the Fund will invest at least 80% of its net assets in securities of companies that pay dividends or are expected to begin paying dividends in the future. The Fund will provide shareholders at least 60 days' prior notice of any change in such policy, as required by the Investment Company Act.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications as a non-fundamental policy set forth in Appendix A to this Statement of
Additional Information.

|X|   Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

      Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
         Fund's fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of Investments on Form N-Q, which are publicly available at the SEC. In addition, the top 10 or more holdings are posted on the OppenheimerFunds' website at
         www.oppenheimerfunds.com in the "Fund Profiles" section. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a 15-day lag.

Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the
Fund's behalf.

The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the
Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be
"compensation" or "consideration" for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than
15 days after month-end.

Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than
30-days after the relevant month-end, subject to the procedures below. If the
Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
      Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
      Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and

o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or
Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
      need to have access to such information (as determined by senior officers of such entity),
o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's Security
Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
      (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the fund's regular pricing services)

o     Dealers to obtain price quotations where the fund is not identified as the owner.

Portfolio holdings information (which may include information on the Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager,
Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),

o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),

o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),

o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
Distributor, and Transfer Agent shall oversee the compliance by the Manager,
Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year pursuant to these policies. The CCO shall report to the
Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the
Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

A.G. Edwards & Sons
ABG Securities
ABN AMRO
Advest
AG Edwards
American Technology Research
Auerbach Grayson
Banc of America Securities
Barclays
Baseline
Bear Stearns
Belle Haven
Bloomberg
BNP Paribas
BS Financial Services
Buckingham Research Group
Caris & Co.
CIBC World Markets
Citigroup
Citigroup Global Markets
Collins Stewart
Craig-Hallum Capital Group LLC
Credit Agricole Cheuvreux N.A. Inc.
Credit Suisse First Boston
Daiwa Securities
Davy
Deutsche Bank
Deutsche Bank Securities
Dresdner Kleinwort Wasserstein
Emmet & Co
Empirical Research
Enskilda Securities
Essex Capital Markets
Exane BNP Paribas
Factset
Fidelity Capital Markets
Fimat USA Inc.
First Albany
First Albany Corporation
Fixed Income Securities
Fortis Securities
Fox-Pitt, Kelton
Friedman, Billing, Ramsey
Fulcrum Global Partners
Garp Research
George K Baum & Co.
Goldman
Goldman Sachs
HSBC
HSBC Securities Inc
ING Barings
ISI Group
Janney Montgomery
Jefferies
Jeffries & Co.
JP Morgan
JP Morgan Securities
JPP Eurosecurities
Keefe, Bruyette & Woods
Keijser Securities
Kempen & Co. USA Inc.
Kepler Equities/Julius Baer Sec
KeyBanc Capital Markets
Leerink Swan
Legg Mason
Lehman
Lehman Brothers
Lipper
Loop Capital Markets
MainFirst Bank AG
Makinson Cowell US Ltd
Maxcor Financial
Merrill
Merrill Lynch
Midwest Research
Mizuho Securities
Morgan Stanley
Morningstar
Natexis Bleichroeder
Ned Davis Research Group
Nomura Securities
Pacific Crest
Pacific Crest Securities
Pacific Growth Equities
Petrie Parkman
Pictet
Piper Jaffray Inc.
Plexus
Prager Sealy & Co.
Prudential Securities
Ramirez & Co.
Raymond James
RBC Capital Markets
RBC Dain Rauscher
Research Direct
Robert W. Baird
Roosevelt & Cross
Russell Mellon
Ryan Beck & Co.
Sanford C. Bernstein
Scotia Capital Markets
SG Cowen & Co.
SG Cowen Securities
Soleil Securities Group
Standard & Poors
Stone & Youngberg
SWS Group
Taylor Rafferty
Think Equity Partners
Thomas Weisel Partners
UBS
Wachovia
Wachovia Corp
Wachovia Securities
Wescott Financial
William Blair
Yieldbook

How the Fund is Managed

Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in February 2005.

      Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has four classes of shares: Class A, Class B, Class
C and Class N. All classes invest in the same investment portfolio. Only retirement plans may purchase Class N shares. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally, on matters submitted to a vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a
Trustee or to take other action described in the Fund's Declaration of Trust.

The Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

      Shareholder and Trustee Liability. The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the
Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Regulatory & Oversight
Committee, a Governance Committee and a Proxy Committee. Each committee is comprised solely of Trustees who are not "interested persons" under the
Investment Company Act (the "Independent Trustees"). The members of the Audit
Committee are Joel W. Motley (Chairman), Mary F. Miller, Kenneth A. Randall
and Joseph M. Wikler. The Audit Committee held 5 meetings during the Fund's fiscal year ended April 30, 2006. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent
Auditors"). Other main functions of the Audit Committee outlined in the Audit
Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged;
(ii) reviewing reports from the Fund's independent Auditors regarding the
Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Fund's independent Auditors and the
Independent Trustees; (v) reviewing the independence of the Fund's independent Auditors; and (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the
Manager and certain affiliates of the Manager.
The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman), Matthew P. Fink, Phillip A. Griffiths, Joel W. Motley and Brian
F. Wruble. The Regulatory & Oversight Committee held 4 meetings during the
Fund's fiscal year ended April 30, 2006. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment
Company Act and other applicable law, among other duties as set forth in the
Regulatory & Oversight Committee's Charter.

      The members of the Governance Committee are Phillip A. Griffiths
(Chairman), Kenneth A. Randall, Russell S. Reynolds, Jr. and Peter I. Wold.
The Governance Committee held 5 meetings during the Fund's fiscal year ended
April 30, 2006. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Governance
Committee's Charter.

      The Governance Committee's functions also include the selection and nomination of Trustees, including Independent Trustees for election. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

     To date,  the  Governance  Committee has been able to identify from its own resources  an ample  number  of  qualified  candidates.  Nonetheless,  under the current policy of the Board,  if the Board  determines  that a vacancy exists or
Board, the Governance  Committee candidates for Board membership including those recommended by the Fund's  shareholders.  The Governance Committee will consider nominees  recommended by  Independent  Board members or recommended by any other
Board members  including Board members  affiliated with the Fund's Manager.  The
Governance  Committee may, upon Board approval,  retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance
Committee  may also use the  services  of legal,  financial,  or other  external counsel  that  it  deems  necessary  or  desirable  in  the  screening  process.
Shareholders  wishing to submit a nominee for election to the Board may do so by mailing their  submission to the offices of  OppenheimerFunds,  Inc.,  Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008,
to the attention of the Board of Trustees of Oppenheimer  Dividend  Growth Fund,
c/o the Secretary of the Fund.

     Submissions should, at a minimum, be accompanied by the following:  (1) the name, address, and business,  educational,  and/or other pertinent background of the person being recommended;  (2) a statement  concerning whether the person is an "interested  person" as defined in the Investment  Company Act; (3) any other information  that the Fund would be  required  to  include in a proxy  statement concerning the person if he or she was  nominated;  and (4) the name and address
of  the  person  submitting  the  recommendation   and,  if  that  person  is  a
shareholder,  the period for which that  person held Fund  shares.  Shareholders should note that a person who owns  securities  issued by  Massachusetts  Mutual
Life  Insurance  Company (the parent  company of the Manager) would be deemed an
"interested person" under the Investment Company Act. In addition, certain other
relationships   with   Massachusetts   Mutual  Life  Insurance  Company  or  its
subsidiaries,  with registered broker-dealers,  or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

     The Governance Committee has not established  specific  qualifications that it believes must be met by a trustee nominee.  In evaluating  trustee  nominees,
the  Governance  Committee  considers,   among  other  things,  an  individual's
background,  skills,  and  experience;  whether the individual is an "interested person" as defined in the  Investment  Company Act;  and whether the  individual would be deemed an "audit  committee  financial  expert"  within the  meaning of applicable  SEC rules.  The  Governance  Committee  also  considers  whether the individual's background,  skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There are no  differences in the manner in which the  Governance  Committee  evaluates nominees  for  trustees  based  on  whether  the  nominee  is  recommended  by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective  and skills  necessary  to  effectively  advance  the  interests  of shareholders.

     The members of the Proxy Committee are Russell S. Reynolds, Jr. (Chairman),
Matthew P. Fink and Mary F. Miller.  The Proxy  Committee  held 1 meeting during the Fund's fiscal year ended April 30, 2006.  The Proxy  Committee  provides the
Board with  recommendations for the proxy voting of portfolio securities held by the Fund and monitors proxy voting by the Fund.

     Trustees  and  Officers  of the Fund.  Except for Mr.  Murphy,  each of the
Trustees is an  Independent  Trustee.  All of the Trustees are also directors or trustees of the following  Oppenheimer  funds  (referred to as "Board I Funds"):
Oppenheimer Limitedi Term California  Oppenheimer  AMT-Free Municipals  Municipal
Fund  Oppenheimer   AMT-Free  New  York  Oppenheimer  Money  Market  Fund,  Inc.
Municipals  Oppenheimer  Balanced Fund Oppenheimer  Multi-State  Municipal Trust
Oppenheimer  California Municipal Fund Oppenheimer  Portfolio Series Oppenheimer
Capital  Appreciation  Fund Oppenheimer Real Estate Fund Oppenheimer  Developing
Markets Fund Oppenheimer  Rochester Arizona Municipal Fund Oppenheimer Discovery
Fund Oppenheimer  Rochester Maryland Municipal Fund Oppenheimer  Dividend Growth
Fund Oppenheimer  Rochester  Massachusetts  Municipal Fund Oppenheimer  Emerging
Growth Fund Oppenheimer  Rochester Michigan Municipal Fund Oppenheimer  Emerging
Technologies   Fund   Oppenheimer   Rochester  North  Carolina   Municipal  Fund
Oppenheimer   Enterprise   Fund   Oppenheimer   Rochester  Ohio  Municipal  Fund
Oppenheimer   Rochester   Virginia   Municipal   Oppenheimer  Global  Fund  Fund
Oppenheimer Global  Opportunities Fund Oppenheimer Select Value Fund Oppenheimer
Gold &  Special  Minerals Fund  Oppenheimer  Series Fund,  Inc.  Oppenheimer
Growth Fund OFI Tremont Core  Strategies  Hedge Fund  Oppenheimer  International
Diversified Fund OFI Tremont Market Neutral Hedge Fund Oppenheimer International
Growth  Fund   Oppenheimer   Tremont   Market   Neutral  Fund  LLC   Oppenheimer
International  Small  Company  Fund  Oppenheimer  Tremont  Opportunity  Fund LLC
Oppenheimer International Value Fund Oppenheimer U.S. Government Trust

      In addition to being a Board member of each of the Board I Funds,
Messrs. Galli and Wruble are directors or trustees of ten other portfolios.

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the
Distributor.

Messrs. Higgins, McCarthy, Gillespie, Murphy, Petersen, Szilagyi, Vandehey,
Wixted and Zack and Mss. Bloomberg and Ives, who are officers of the Fund, hold the same offices with one or more of the other Board I Funds. As of July
7, 2006, the Trustees and officers of the Fund, as a group, owned beneficially 1.62% of the Fund's Class A shares. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, none of the
Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor of the Board I Funds or
of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

Biographical Information. The Trustees and officers, their positions with the
Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------

                                   Independent Trustees

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Name, Position(s)   Principal Occupation(s) During the Past 5     Dollar      Aggregate
                                                                             Dollar Range
                                                                 Range of     Of Shares
                                                                  Shares     Beneficially
Held with the       Years; Other Trusteeships/Directorships     Beneficially   Owned in
Fund, Length of     Held; Number of Portfolios in the Fund       Owned in     Supervised
Service, Age        Complex Currently Overseen                   the Fund       Funds

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

                                                                 As of December 31, 2005

-------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Clayton K. Yeutter,
Trustees since 2003                                             None             Over  $100,000
                          Chairman of the Board Director of American Commercial Lines (barge company)
                         (since January 2005); Attorney at Hogan &  Hartson (law firm)
                         (since June 1993);  Director of Covanta  Holding  Corp.
                         (waste-to-energy  company)  (since  2002);  Director of
                         Weyerhaeuser  Corp.  (1999-April  2004);  Director Trustee
                         since 2005 of Age: 75 Caterpillar,  Inc.  (1993-December 2002;
                         Director of ConAgra Foods (1993-2001); Director  of  Texas
                         Instruments   (1993-2001);   Director  of  FMC  Corporation
                        (1993-2001). Oversees 43 portfolios in the OppenheimerFunds complex

                                                                                .
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Matthew  P.  Fink,   Trustee of the Committee for Economic Development      None    Over $100,000
Trustee since 2005   (policy research foundation) (since 2005); Director of ICI
Age: 65              Education Foundation (education foundation)(since Octoer 1991)
                     President of the Investment Company Institute (trade 1991); President of the Investment Company Institute (trade assocation) (October 1991-
                     June 2004; Director of ICI Mutual Insurance Company (insurance Company)
                     (October 1991 - June 2004)Oversees 43 portfolios in the Oppenheimer
                     Funds complex

-----------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Robert G. Galli,    A director or trustee of other Oppenheimer  None        Over $100,000
Trustee since 2005  funds. Oversees 53 portfolios in the
Age: 72             OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Phillip A.          Distinguished Presidential Fellow for       None        Over $100,000
Griffiths,          International Affairs (since 2002) and
Trustee since 2005  Member (since 1979) of the National
Age: 67             Academy of Sciences; Council on Foreign
                    Relations (since 2002); Director of GSI
                    Lumonics Inc. (precision medical equipment
                    supplier) (since 2001); Senior Advisor of
                    The Andrew W. Mellon Foundation (since
                    2001); Chair of Science Initiative Group
                    (since 1999); Member of the American
                    Philosophical Society (since 1996);
                    Trustee of Woodward Academy (since 1983);
                    Foreign Associate of Third World Academy
                    of Sciences; Director of the Institute for
                    Advanced Study (1991-2004); Director of
                    Bankers Trust New York Corporation
                    (1994-1999); Provost at Duke University
                    (1983-1991). Oversees 43 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Mary F. Miller,     Trustee of the American Symphony Orchestra  None        Over $100,000
Trustee since 2005  (not-for-profit) (since October 1998); and
Age: 63             Senior Vice President and General Auditor
                    of American Express Company (financial
                    services company) (July 1998-February
                    2003). Oversees 43 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Joel W. Motley,     Director of ColuOver $100,000inancial Corp. (privately-held None
Trustee since 2005  financial adviser) (since 2002); Managing Director of Car
Age: 54             Motley, Inc. (privately-held financial adviser) (since Jamona
                    2002); Managing Director of Carmona Motley Hoffman Inc.  nuary
                    (privately-held financial adviser) (January 1998-December
                    Member of the Finance and Budget Committee of the Council 2001);
                    Foreign Relations, the Investment Committee of the Episco on
                    of America, the Investment Committee and Board of Human Rpal Church
                    Watch and the Investment Committee of Historic Hudson Valights
                    Oversees 43 portfolios in the OppenheimerFunds complex.  ley.

-----------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Kenneth A.          Director of Dominion Resources, Inc.        None        Over $100,000
Randall,            (electric utility holding company)
Trustee since 2005  (February 1972-October 2005); Former
Age: 79             Director of Prime Retail, Inc. (real
                    estate investment trust), Dominion Energy
                    Inc. (electric power and oil & gas
                    producer), Lumberman's Mutual Casualty
                    Company, American Motorists Insurance
                    Company and American Manufacturers Mutual
                    Insurance Company; Former President and
                    Chief Executive Officer of The Conference
                    Board, Inc. (international economic and
                    business research). Oversees 43 portfolios
                    in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Russell S.          Chairman of The Directorship Search Group,  None        $10,001-$50,000
Reynolds, Jr.,      Inc. (corporate governance consulting and
Trustee since 2005  executive recruiting) (since 1993); Life
Age: 74             Trustee of International House (non-profit
                    educational organization); Founder,
                    Chairman and Chief Executive Officer of
                    Russell Reynolds Associates, Inc.
                    (1969-1993); Banker at J.P. Morgan & Co.
                    (1958-1966); 1st Lt. Strategic Air
                    Command, U.S. Air Force (1954-1958).
                    Oversees 43 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Joseph M. Wikler,   Director of the  following  medical  device None        Over $100,000
Trustee since 2005  companies:   Medintec   (since   1992)  and
Age: 65             Cathco  (since  1996);  Director  of  Lakes
                    Environmental   Association  (since  1996);
                    Member of the  Investment  Committee of the
                    Associated  Jewish  Charities  of Baltimore
                    (since 1994);  Director of  Fortis/Hartford
                    mutual    funds    (1994-December    2001).
                    Oversees    43     portfolios     in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Peter I. Wold,      President  of  Wold  Oil  Properties,  Inc. None        Over $100,000
Trustee since 2005  (oil  and gas  exploration  and  production
Age: 58             company)  (since  1994);   Vice  President,
                    Secretary   and  Treasurer  of  Wold  Trona
                    Company,  Inc.  (soda  ash  processing  and
                    production)  (since 1996);  Vice  President
                    of Wold Talc  Company,  Inc.  (talc mining)
                    (since    1999);    Managing    Member   of
                    Hole-in-the-Wall  Ranch  (cattle  ranching)
                    (since 1979);  Director and Chairman of the
                    Denver  Branch of the Federal  Reserve Bank
                    of Kansas City  (1993-1999);  and  Director
                    of    PacifiCorp.     (electric    utility)
                    (1995-1999).  Oversees 43 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Brian F. Wruble,    General Partner of Odyssey  Partners,  L.P. None        Over $100,000
Trustee since 2005  (hedge   fund)  (since   September   1995);
Age: 63             Director  of  Special  Value  Opportunities
                    Fund, LLC (registered  investment  company)
                    (since  September  2004);  Member of Zurich
                    Financial    Investment    Advisory   Board
                    (insurance)  (since October 2004); Board of
                    Governing    Trustees    of   The   Jackson
                    Laboratory   (non-profit)   (since   August
                    1990);   Trustee  of  the   Institute   for
                    Advanced  Study   (non-profit   educational
                    institute)   (since  May   1992);   Special
                    Limited   Partner  of  Odyssey   Investment
                    Partners,  LLC (private equity  investment)
                    (January  1999-September  2004); Trustee of
                    Research  Foundation  of  AIMR  (2000-2002)
                    (investment     research,      non-profit);
                    Governor,  Jerome Levy Economics  Institute
                    of  Bard  College  (August   1990-September
                    2001)  (economics  research);  Director  of
                    Ray  &  Berendtson,  Inc.  (May  2000-April
                    2002) (executive search firm).  Oversees 53
                    portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------

      Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------

                              Interested Trustee and Officer

-------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Name, Position(s)  Principal Occupation(s) During the Past 5      Dollar      Aggregate
                                                                            Dollar Range
                                                                 Range of     Of Shares
                                                                  Shares    Beneficially
Held with Fund,    Years; Other Trusteeships/Directorships      Beneficially  Owned in
Length of          Held; Number of Portfolios in the Fund        Owned in    Supervised
Service, Age       Complex Currently Overseen                    the Fund       Funds

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                                 As of December 31, 2005

------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

John V. Murphy,    Chairman, Chief Executive Officer and        None        Over $100,000
Trustee since      Director (since June 2001) and President
2005 and           (since September 2000) of the Manager;
President and      President and a director or trustee of
Principal          other Oppenheimer funds; President and
Executive Officer  Director of Oppenheimer Acquisition Corp.
since 2005         ("OAC") (the Manager's parent holding
Age: 57            company) and of Oppenheimer Partnership
                   Holdings, Inc. (holding company subsidiary
                   of the Manager) (since July 2001); Director
                   of OppenheimerFunds Distributor, Inc.
                   (subsidiary of the Manager) (since November
                   2001); Chairman and Director of Shareholder
                   Services, Inc. and of Shareholder Financial
                   Services, Inc. (transfer agent subsidiaries
                   of the Manager) (since July 2001);
                   President and Director of OppenheimerFunds
                   Legacy Program (charitable trust program
                   established by the Manager) (since July
                   2001); Director of the following investment
                   advisory subsidiaries of the Manager: OFI
                   Institutional Asset Management, Inc.,
                   Centennial Asset Management Corporation,
                   Trinity Investment Management Corporation
                   and Tremont Capital Management, Inc. (since
                   November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 1, 2001) and
                   Director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive Vice
                   President of Massachusetts Mutual Life
                   Insurance Company (OAC's parent company)
                   (since February 1997); Director of DLB
                   Acquisition Corporation (holding company
                   parent of Babson Capital Management LLC)
                   (since June 1995); Member of the Investment
                   Company Institute's Board of Governors
                   (since October 3, 2003); Chief Operating
                   Officer of the Manager (September 2000-June
                   2001); President and Trustee of MML Series
                   Investment Fund and MassMutual Select Funds
                   (open-end investment companies) (November
                   1999-November 2001); Director of C.M. Life
                   Insurance Company (September 1999-August
                   2000); President, Chief Executive Officer
                   and Director of MML Bay State Life
                   Insurance Company (September 1999-August
                   2000); Director of Emerald Isle Bancorp and
                   Hibernia Savings Bank (wholly-owned
                   subsidiary of Emerald Isle Bancorp) (June
                   1989-June 1998). Oversees 91 portfolios in
                   the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------

      The addresses of the officers in the chart below are as follows: for
Messrs. Higgins, McCarthy, Gillespie and Zack and Ms. Bloomberg, Two World
Financial Center, 225 Liberty Street, New York, New York 10281-1008, for
Messrs. Petersen, Szilagyi, Vandehey and Wixted and Ms. Ives, 6803 S. Tucson
Way, Centennial, Colorado 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

--------------------------------------------------------------------------------------

                             Other Officers of the Fund

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Name, Position(s) Held  Principal Occupation(s) During Past 5 Years
with Fund, Length of
Service, Age

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Neil M. McCarthy        Vice  President  of  the  Manager  (since   September  2003);
Vice President and      Chairman and Chief  Investment  Officer of OFI  Institutional
Portfolio Manager       Asset  Management,  Inc.'s  (OFIIAMI)  Growth  Equity  Team's
since 2005              Investment  Policy and Strategy  Committee  since  (September
Age: 48                 2003) and is a portfolio  manager of other  portfolios in the
                        OppenheimerFunds  complex.  Formerly, Chief Executive Officer and Chief Investment Officer (April  1988-September  2003) of
                        Windham Capital Management, a firm he co-founded in 1988.

--------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Joseph R. Higgins       Vice President of the Manager (since May 2004);  member of the
Vice President and      OFIIAMI's Growth Equity Team's Investment  Policy and Strategy
Portfolio Manager       Management Committee (since May 2004) and is a portfolio manager
since  2005             of other portfolios in the OppenheimerFunds complex. Formerly,  Vice
Age  45                 President  (1991-2003), Assistant  Vice  President
                        (1988-1991)  and equity  portfolio  manager  (1993-2003) for Swiss
                        Real Asset, Inc.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer
Senior Vice             of the Manager (since Vice President and Chief Compliance Officer
President and Chief     since 2005 March Age: 55 2004); Vice President of OppenheimerFunds
Compliance Officer      Distributor,Inc., Centennial Asset Management Corporation and Shareholder
since 2005              Services,  Inc.(since June 1983). Former Vice  President  and  Director
Age 55                  of Internal  Audit of the Manager  (1997-February 2004). An officer of 91 portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice President and Treasurer of the Manager (Since March
Treasurer and           1999)Treasurer of the following:  HarbourView Asset Manangement
Principal Financial     Corporation, Shareholder Financial Shareholder Services, Inc.,
& Financial &   Oppenheimer Real Asset Management Corporation, and Oppenheimer
Accounting              Partnership Holdings, Inc. (since March 1999) OFI Private
Since 2005              Investments Inc. (since March 2000) OppenheimerFunds International
Age:  46                LTD. (since May 2000), OppenheimerFunds PLC (since May 2000),
                        OFI Institutional Asset Management, Inc. (since November2000)
                        and OppenheimerFunds Legacy Program Management, Inc. (since
                        November 2000) and OppenheimerFunds Legacy Program (charitable trust program established by the Manager (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer of the following:
                        OAC (since March 1999), Centennial Asset Management Corporation
                       (March 1999-October 2003) and OppenheimerFunds Legacy Program
                       (April 100-June 2003); Principal and Chief Operating Officer
                        of Bankers Trust Company-Mutual Fund Services Division
                       (March 1995-March 1999).  An Officer of 91 portfolios in the
                        OppenheimerFunds complex.

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Brian Petersen,          Assistant Vice President of the Manager (since August 2002);
Assistant Treasurer      Manager/Financial Product Accounting of the Manager (November
since 2005               1998-July 2002). An officer of 91 portfolios in the
Age: 35                  OppenheimerFunds complex.

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Brian C. Szilagyi,       Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer      Director of Financial Reporting and Compliance of First Data
since 2005               Corporation (April 2003-July 2004); Manager of Compliance of
Age: 36                  Berger Financial Group LLC (May 2001-March 2003); Director of
                         Mutual Fund Operations at American Data Services, Inc.
                         (September 2000-May 2001). An officer of 91 portfolios in the
                         OppenheimerFunds complex.

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Robert G. Zack,          Executive Vice President (since January 2004) and General
Secretary since 2005     Counsel (since March 2002) of the Manager; General Counsel
Age: 57                  and Director of the Distributor (since December 2001);
                         General Counsel of Centennial Asset Management Corporation
                         (since December 2001); Senior Vice President and General
                         Counsel of HarbourView Asset Management Corporation (since
                         December 2001); Secretary and General Counsel of OAC (since
                         November 2001); Assistant Secretary (since September 1997)
                         and Director (since November 2001) of OppenheimerFunds
                         International Ltd. and OppenheimerFunds plc; Vice President
                         and Director of Oppenheimer Partnership Holdings, Inc. (since
                         December 2002); Director of Oppenheimer Real Asset
                         Management, Inc. (since November 2001); Senior Vice
                         President, General Counsel and Director of Shareholder
                         Financial Services, Inc. and Shareholder Services, Inc.
                         (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust
                         Company (since November 2001); Vice President of
                         OppenheimerFunds Legacy Program (since June 2003); Senior
                         Vice President and General Counsel of OFI Institutional Asset
                         Management, Inc. (since November 2001); Director of
                         OppenheimerFunds (Asia) Limited (since December 2003); Senior
                         Vice President (May 1985-December 2003), Acting General
                         Counsel (November 2001-February 2002) and Associate General
                         Counsel (May 1981-October 2001) of the Manager; Assistant
                         Secretary of the following: Shareholder Services, Inc. (May
                         1985-November 2001), Shareholder Financial Services, Inc.
                         (November 1989-November 2001), and OppenheimerFunds
                         International Ltd. (September 1997-November 2001). An officer of 91 portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Kathleen T. Ives,        Vice President (since June 1998) and Senior Counsel and
Assistant Secretary      Assistant Secretary (since October 2003) of the Manager; Vice
since 2005               President (since 1999) and Assistant Secretary (since October
Age: 40                  2003) of the Distributor; Assistant Secretary of Centennial
                         Asset Management Corporation (since October 2003); Vice
                         President and Assistant Secretary of Shareholder Services,
                         Inc. (since 1999); Assistant Secretary of OppenheimerFunds
                         Legacy Program and Shareholder Financial Services, Inc.
                         (since December 2001); Assistant Counsel of the Manager
                         (August 1994-October 2003). An officer of 91 portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Lisa I. Bloomberg,       Vice President and Associate Counsel of the Manager (since
Assistant Secretary      May 2004); First Vice President (April 2001-April 2004),
since 2005               Associate General Counsel (December 2000-April 2004),
Age: 38                  Corporate Vice President (May 1999-April 2001) and Assistant
                         General Counsel (May 1999-December 2000) of UBS Financial
                         Services Inc. (formerly, PaineWebber Incorporated). An
                         officer of 91 portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Phillip S. Gillespie,    Senior Vice President and Deputy General Counsel of the
Assistant Secretary      Manager (since September 2004); Mr. Gillespie held the
since 2005               following positions at Merrill Lynch Investment Management:
Age: 42                  First Vice President (2001-September 2004); Director
                         (2000-September 2004) and Vice President (1998-2000). An
                         officer of 91 portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------

      Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Trustees' compensation from the Fund, shown below, is for serving as a Trustee and member of a committee
(if applicable), with respect to the Fund's fiscal year ended April 30, 2006.
The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended
December 31, 2005.

--------------------------------------------------------------------------------------

Name and Other Fund      Aggregate                     Estimated          Total
                                       Retirement
                                        Benefits
                       Compensation    Accrued as       Annual        Compensation
Position(s) (as          From the     Part of Fund   Benefits Upon    From the Fund
applicable)               Fund(1)       Expenses     Retirement(2)  and Fund Complex

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                       Fiscal year ended April 30,                     Year ended
                                   2006                             December 31, 2005

--------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Clayton K. Yeutter          $74           $86,171         $173,700)
Chairman of the Board

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Ronald J. Abdow(9)          None            None            None       $137,500(10)

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Matthew P. Fink             $18              $9                            $61,936
Proxy Committee
Member and
Regulatory &                                               $2,641
Oversight Committee
Member

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Robert G. Galli             $23             $94          $100,824(4)    $264,812(5)
Regulatory &
Oversight Committee
Chairman

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Phillip A. Griffiths       $26(6)           $56            $34,972        $150,760
Governance Committee
Chairman and
Regulatory &
Oversight Committee
Member

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Mary F. Miller              $19             $18                           $103,254
Audit Committee
Member and Proxy                                           $7,128
Committee Member

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Joel W. Motley             $26(7)           $29                           $150,760
Audit Committee
Chairman and
Regulatory &                                               $23,945
Oversight Committee
Member

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Kenneth A. Randall          $23           None(8)          $85,944        $134,080
Audit Committee
Member and
Governance Committee
Member

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Russell S. Reynolds,        $19             $65            $66,602        $108,593
Jr.
Proxy Committee
Chairman and
Governance Committee
Member

----------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Eustis Walcott((9))        None           None           None            $50,500

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joseph M. Wikler(1(1))   $17(1(2))        $67            None         $60,386(1(3))
Audit Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Peter I. Wold(1(1))
Governance Committee        $17           $40            None          $60,386(14)
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(15)
Regulatory &
Oversight Committee         $15           $10         $31,332(16)     $159,354(17)
Member

--------------------------------------------------------------------------------------

"Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.
"Estimated Annual Benefits Upon Retirement" is based on a straight life payment plan election with the assumption that a Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits with respect to certain Board I Funds as described below under
   "Retirement Plan for Trustees."
Includes $8 deferred by Mr. Yeutter under the "Deferred Compensation Plan"
   described below.
2.    Includes $45,840 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board
   I Funds.
3.    Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2005) that are not
   Board I Funds.
4.    Includes $26 deferred by Mr. Griffiths under the "Deferred Compensation
   Plan" described below.
5.    Includes $11 deferred by Mr. Motley under the "Deferred Compensation
   Plan" described below.
Due to actuarial considerations, no additional retirement benefits were accrued with respect to Mr. Randall.
Mr. Abdow and Mr. Walcott retired as Trustees of the Fund as of September 26,
   2005.
Includes $40,000 severance payment and includes $81,500 compensation paid to
   Mr. Abdow for serving as a trustee for two open-end investment companies
   (MassMutual Institutional Funds and MML Series Investment Fund) the
   investment adviser for which is the indirect parent company of the Fund's
   Manager. The Manager also serves as the Sub-Advisor to the MassMutual
   International Equity Fund, a series of MassMutual Institutional Funds. In accordance with SEC regulations, for purposes of this section only, "Fund
   Complex" includes the Oppenheimer funds, MassMutual Institutional Funds and
   MML Series Investment Fund. The Manager does not consider MassMutual
   Institutional Funds and MML Series Investment Fund to be part of the
   OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.
Mr. Wikler and Mr. Wold were elected as Board members of 23 of the Board I
   Funds, including the Fund as of August 17, 2005. They had served as Board members of 11 other Board I Funds, including the Fund prior to that date.
6.    Includes $8 deferred by Mr. Wikler under the "Deferred Compensation
   Plan" described below.
7.    Includes $23,500 paid to Mr. Wikler for serving as a director or trustee of one other Oppenheimer fund (at December 31, 2005) that was not a Board I Fund.
8.    Includes $23,500 paid to Mr. Wold for serving as a director or trustee of one other Oppenheimer fund (at December 31, 2005) that was not a Board
   I Fund.
9.    Mr. Wruble was appointed as Trustee of the Board I Funds on October 10,
   2005.
10.   Estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds. Mr.
   Wruble's service as a director or trustee of such funds will not be counted towards the fulfillment of his eligibility requirements for payments under the Board I retirement plan, described below.
Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of
   10 other Oppenheimer funds (at December 31, 2005) that are not Board I Funds.

|X|   Retirement Plan for Trustees. The Board I Funds have adopted a retirement plan that provides for payments to retired Independent Trustees.
Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A
Trustee must serve as director or trustee for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. The amount of retirement benefits a Trustee will receive depends on the amount of the
Trustee's compensation, including future compensation and the length of his or her service on the Board.

|X|   |X|   Deferred Compensation Plan. The Board of Trustees has adopted a
Deferred Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

|X|   Major Shareholders. As of July 7, 2006, the only persons or entities who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:
      MLPF&S for the Sole Benefit of its Customers, Attn Fund Admn, 4800 Deer
      Lake Drive E Fl 3, Jacksonville, FL 32246-6484, which owned 94,506.101
      Class C shares (13.91% of the Class C shares then outstanding).

      McDonald Investments Inc. (FBO), 4900 Tiedeman Road, Brooklyn, OH
      44144, which owned 25,456.857 Class N shares (38.61% of the Class N shares then outstanding).

RPSS TR  Rollover  IRA FBO Thomas J.  Moravec,  7921  Preston  Hill  Court,
Mentor,  OH 44060-7467,  which owned 3,862.450 Class N shares (5.85% of the
Class N shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X|   Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the
Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's
Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.
Additionally, the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically addressed in the
Guidelines, the Manager will vote the portfolio proxy in accordance with the
Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Guidelines or the Guidelines provide discretion to the
Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the
Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:
o     The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless
            circumstances indicate otherwise.
o     The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
         Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.

o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a
            super-majority vote requirement.

o     The Fund opposes proposals to classify the board of directors or trustees.
         o  The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options without shareholder approval.

o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. The Fund analyzes stock option plans, paying
            particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the
SEC's website at www.sec.gov.

      The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Equity Portfolio Department provide the portfolio managers with counsel and support in managing the Fund's portfolio.

The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.
The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the
Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.
The management fees paid by the Fund to the Manager during its last three fiscal years were:

--------------------------------------------------------------------------------

 Fiscal Year ended 04/30:        Management Fees Paid to OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           2004                                       N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           2005                                       N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           2006                                     $93,848

--------------------------------------------------------------------------------

The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the
Fund to use the name "Oppenheimer" as part of its name.

 Portfolio Managers.  The Fund's portfolio is managed by Neil M. McCarthy and
Joseph R. Higgins (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers"). They are the persons who are responsible for the day-to-day management of the Fund's investments.

       Other Accounts Managed.  In addition to managing the Fund's investment portfolio, each Portfolio Manager also manages other investment portfolios and accounts on behalf of the Manager or its affiliates. The following table provides information, as of April 30, 2006, regarding the other portfolios managed by each Portfolio Manager. No account has a performance-based advisory fee:

----------------------------------------------------------------------------
Portfolio Manager          Total                Total              Total
                           Assets               Assets in
                           in        Other      Other               Assets

                  RegistereRegisteredPooled     Pooled             in
                  InvestmenInvestmentInvestment Investment Other   Other
                  CompaniesCompanies Vehicles   Vehicles   AccountsAccounts )(,2)
                  Managed  Managed(1) Managed   Managed(1) Managed Managed(1

----------------------------------------------------------------------------
----------------------------------------------------------------------------

                    None                None                 120
 Neil M. McCarthy            None                  None              $140

----------------------------------------------------------------------------
----------------------------------------------------------------------------

 Joseph R.          None     None       None       None      120     $140
 Higgins

----------------------------------------------------------------------------

  1.  In millions.
  2.  Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

     As indicated above, each of the Portfolio Managers also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Fund's investment objectives and strategies. For example the Portfolio Manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, one or more of the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

|X|   Compensation of the Portfolio Managers.  The Fund's Portfolio Managers
are employed and compensated by the Manager, not the Fund. Under the
Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of
April 30, 2006, each Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

      To help the Manager attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions.
The annual discretionary bonus is determined by senior management of the
Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The benchmark used with respect to the Fund is the Large-Cap Core Funds category employed by Lipper, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service.  Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Managers' compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other portfolios and accounts managed by the
Portfolio Managers. The compensation structure of the other portfolios and accounts currently managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

|X|   Ownership of Fund Shares.  As of April 30, 2006, the Portfolio Managers
beneficially owned shares of the Fund as follows:

      ----------------------------------------------------------

            Portfolio Manager             Range of Shares
                                            Beneficially
                                         Owned in the Fund

      ----------------------------------------------------------
      ----------------------------------------------------------

      Neil M. McCarthy                  $100,001 - $500,000

      ----------------------------------------------------------
      ----------------------------------------------------------

      Joseph R. Higgins                     $1 - $10,000

      ----------------------------------------------------------

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

    Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the
Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

      The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

      Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more accounts advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of
Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      During the fiscal years ended April 30, 2004, 2005 and 2006, the Fund paid the total brokerage commissions indicated in the chart below. During the fiscal year ended April 30, 2006, the Fund paid $15,931 in commissions to firms that provide brokerage and research services to the Fund with respect to $43,280,065 of aggregate portfolio transactions. All such transactions were on a "best execution" basis, as described above. The provision of research services was not necessarily a factor in the placement of all such transactions.

-------------------------------------------------------------------------

   Fiscal Year Ended 04/30     Total Brokerage Commissions Paid by the
                                                Fund*

-------------------------------------------------------------------------
-------------------------------------------------------------------------

            2004                                 N/A

-------------------------------------------------------------------------
-------------------------------------------------------------------------

            2005                                 N/A

-------------------------------------------------------------------------
-------------------------------------------------------------------------

            2006                               $ 17,683

-------------------------------------------------------------------------

  *  Amounts do not include spreads or commissions on principal transactions on a net trade basis.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

---------------------------------------------

Fiscal         Aggregate         Class A
                                Front-End
Year Ended  Front-End Sales   Sales Charges
04/30:         Charges on      Retained by
             Class A Shares  Distributor(1)

---------------------------------------------
---------------------------------------------

   2004           N/A              N/A

---------------------------------------------
---------------------------------------------

   2005           N/A              N/A

---------------------------------------------
---------------------------------------------

   2006         $285,755         $88,151

---------------------------------------------

1.    Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

-------------------------------------------------------------------------------

Fiscal       Concessions on  Concessions on   Concessions on   Concessions on
Year Ended   Class A Shares  Class B Shares   Class C Shares   Class N Shares
04/30:        Advanced by      Advanced by     Advanced by      Advanced by
             Distributor(1)  Distributor(1)   Distributor(1)   Distributor(1)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

   2004           N/A              N/A             N/A              N/A

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

   2005           N/A              N/A             N/A              N/A

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

   2006         $25,038          $54,758         $32,025           $3,622

-------------------------------------------------------------------------------

1.    The Distributor advances concession payments to financial
   intermediaries for certain sales of Class A shares and for sales of
   Class B, Class C and Class N shares from its own resources at the time of sale.

--------------------------------------------------------------------------------

Fiscal          Class A          Class B          Class C          Class N
               Contingent      Contingent                         Contingent
             Deferred Sales  Deferred Sales     Contingent      Deferred Sales
Year  Ended     Charges          Charges      Deferred Sales       Charges
04/30:        Retained by      Retained by   Charges Retained    Retained by
              Distributor      Distributor    by Distributor     Distributor

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   2004           N/A              N/A              N/A              N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   2005           N/A              N/A              N/A              N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   2006            $0             $298             $172              $83

--------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement accounts. The Distributor makes payments to recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      With respect to purchases of Class A shares subject to a contingent deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001 ("grandfathered retirement accounts"), the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. During the first year the shares are sold, the Distributor retains the service fee to reimburse itself for the costs of distributing the shares. After the first year shares are outstanding, the Distributor makes service fee payments to recipients periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      For the fiscal year ended April 30, 2006 payments under the Class A plan totaled $22,031 all of which was paid by the Distributor to recipients, and included $2,707 paid to an affiliate of the Distributor's parent company.
Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The
Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and the asset-based sales charge and service fees increase Class N expenses by 0.50% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class
C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class
N service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:

o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class
         N shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B,
         Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,

o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B, Class C and Class
N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

--------------------------------------------------------------------------------

   Distribution and Service Fees Paid to the Distributor for the Fiscal Year
                                Ended 04/30/06

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Class:      Total Payments      Amount       Distributor's    Distributor's
                                                  Aggregate      Unreimbursed
                                                 Unreimbursed    Expenses as %
                                 Retained by    Expenses Under   of Net Assets
                 Under Plan      Distributor         Plan          of Class

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Plan     $15,068(1)        $12,797         $59,575           1.32%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Plan     $22,520(2)       $ 14,323         $51,356           0.81%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Plan     $1,155(3)          $947            $5,624           0.98%

--------------------------------------------------------------------------------

1.    Includes $68 paid to an affiliate of the Distributor's parent company.
2.    Includes $87 paid to an affiliate of the Distributor's parent company.
3.    Includes $0 paid to an affiliate of the Distributor's parent company.

      All payments under the plans are subject to the  limitations  imposed by the Conduct  Rules of the NASD on payments of  asset-based  sales  charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI.
Additionally, the Manager and/or the Distributor (including their affiliates)
may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the
Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.
The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see "About Your
              Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and
              allocated to the class of shares to which the plan relates (see
              "About the Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and
              Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2005, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

Advantage Capital Corp./Financial       Advest, Inc.
Services Corp.
Aegon USA                               Aetna Retirement Services, Inc.
A.G. Edwards & Sons, Inc.               AIG Life
Allianz Life Insurance Company          Allmerica Financial Life Insurance
                                        and Annuity Co.
Allstate Financial Advisors             American Enterprise Life Insurance
American General Securities, Inc.       American General Annuity
Ameriprise Financial Services, Inc.     American Portfolio Financial
                                        Services, Inc.
Ameritas Life Insurance Corporation     Annuity Investors Life
Associated Securities                   AXA Advisors
Banc One Securities Corp.               BNY Investment Center, Inc.
Cadaret Grant & Co. Inc.                Charles Schwab - Great West Life
Chase Investment Services Corp.         CitiCorp Investment Services, Inc.
Citigroup Global Markets, Inc. (SSB)    CitiStreet
Citizens Bank of Rhode Island           CJM Planning Corp.
Columbus Life Insurance Company         Commonwealth Financial Network
CUNA Brokerage Services, Inc.           CUSO Financial Services, L.P.
Federal Kemper Life Assurance Company   Financial Network (ING)
First Global Capital                    GE Financial Assurance - GE Life &
                                        Annuity
Glenbrook Life and Annuity Co.          Hartford
HD Vest                                 HSBC Brokerage (USA) Inc.
ING Financial Advisers                  ING Financial Partners
Jefferson Pilot Life Insurance Company  Jefferson Pilot Securities Corp.
John Hancock Life Insurance Co.         Kemper Investors Life Insurance Co.
Legend Equities Corp.                   Legg Mason
Lincoln Benefit Life                    Lincoln Financial
Lincoln Investment Planning, Inc.       Lincoln National Life
Linsco Private Ledger                   MassMutual Financial Group and
                                        affiliates
McDonald Investments, Inc.              Merrill Lynch & Co. and affiliates
MetLife and affiliates                  Minnesota Life Insurance Company
Mony Life Insurance Co.                 Morgan Stanley Dean Witter, Inc.
Multi-Financial (ING)                   Mutual Service Corporation
National Planning Holdings, Inc.        Nationwide and affiliates
NFP                                     New York Life Securities, Inc.
Park Avenue Securities LLC              PFS Investments, Inc.
Prime Capital Services, Inc.            Primevest Financial Services, Inc.
                                        (ING)
Protective Life Insurance Co.           Prudential Investment Management
                                        Services LLC
Raymond James & Associates              Raymond James Financial Services
RBC Dain Rauscher Inc.                  Royal Alliance
Securities America Inc.                 Security Benefit Life Insurance Co.
Sentra Securities                       Signator Investments
Sun Life Assurance Company of Canada    SunAmerica Securities, Inc.
SunTrust Securities                     Thrivent
Travelers Life & Annuity Co., Inc.      UBS Financial Services Inc.
Union Central Life Insurance Company    United Planners
Valic Financial Advisors, Inc.          Wachovia Securities LLC
Walnut Street Securities (Met Life      Waterstone Financial Group
Network)
Wells Fargo Investments, LLC

      For the year ended December 31, 2005, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

ABN AMRO Financial Services Inc.        ACS HR Solutions LLC
Administrative Management Group         ADP Broker/Dealer Inc.
Aetna Financial Services                Alliance Benefit Group
American Stock Transfer & Trust Co      Ameriprise Financial Services, Inc.
Baden Retirement Plan Services LLC      Banc One Securities Corp.
BCG Securities                          Benefit Administration Company LLC
Benefit Administration Inc.             Benefit Plans Administrative
                                        Services
Benetech Inc.                           Bisys Retirement Services
Boston Financial Data Services Inc.     Ceridian Retirement Plan Services
Charles Schwab & Co Inc.                Charles Schwab Trust Company
Circle Trust Company                    Citigroup Global Markets Inc.
CitiStreet                              City National Bank
Columbia Funds Distributor Inc.         CPI Qualified Plan Consultants Inc.
Daily Access.Com Inc.                   Digital Retirement Solutions
DST Systems Inc.                        Dyatech LLC
Edgewood/Federated Investments          ERISA Administrative Services Inc.
Expert Plan Inc.                        FASCorp
FBD Consulting Inc.                     Fidelity Institutional Operations
                                        Co.
Fidelity Investments                    First National Bank of Omaha
First Trust Corp.                       First Trust-Datalynx
Franklin Templeton                      Geller Group LTD
GoldK Inc.                              Great West Life & Annuity Ins Co.
Hartford Life Insurance Co              Hewitt Associates LLC
ICMA-RC Services LLC                    Independent Plan Coordinators Inc.
ING                                     Ingham Group
Interactive Retirement Systems          Invesco Retirement Plans
Invesmart                               InWest Pension Management
John Hancock Life Insurance Co.         JPMorgan Chase & Co
JPMorgan Chase Bank                     July Business Services
Kaufman & Goble                         Leggette & Company Inc.
Lincoln National Life                   MassMutual Financial Group and
                                        affiliates
Matrix Settlement & Clearance Services  Mellon HR Solutions
Mercer HR Services                      Merrill Lynch & Co., Inc.
Metavante 401(k) Services               Metlife Securities Inc.
MFS Investment Management               Mid Atlantic Capital Corp.
Milliman Inc.                           Morgan Stanley Dean Witter Inc.
National City Bank                      National Financial Services Corp.
Nationwide Investment Service Corp.     New York Life Investment Management
Northeast Retirement Services           Northwest Plan Services Inc.
Pension Administration and Consulting   PFPC Inc.
Plan Administrators Inc.                PlanMember Services Corporation
Princeton Retirement Group Inc.         Principal Life Insurance Co
Programs for Benefit Plans Inc.         Prudential Retirement Insurance &
                                        Annuity Co.
Prudential Retirement Services          PSMI Group
Putnam Investments                      Quads Trust Company
RSM McGladrey Retirement Resources      SAFECO
Standard Insurance Co                   Stanley Hunt DuPree Rhine
Stanton Group Inc.                      State Street Bank & Trust
Strong Capital Management Inc.          Symetra Investment Services Inc.
T Rowe Price Associates                 Taylor Perky & Parker LLC
Texas Pension Consultants               The 401(K) Company
The Chicago Trust Company               The Retirement Plan Company LLC
The Vanguard Group                      TruSource
Unified Fund Services Inc.              Union Bank & Trust Co. (Nebraska)
USI Consulting Group (CT)               Valic Retirement Services Co
Wachovia Bank NA                        Web401k.com
Wells Fargo Bank NA                     Wilmington Trust Company
WySTAR Global Retirement Solutions

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. Performance information is not included because, as of the date of this Statement of Additional
Information, the Fund had not completed a full calendar year of operation.
After the Fund has completed a full calendar year of investment operations, you may obtain the Fund's performance information by calling the Fund's
Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

o     Total returns measure the performance of a hypothetical account in the
         Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

          - 1  = Average Annual Total
ERV   l/n      Return

  P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on
Fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P
o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C or Class N shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 04/30/06

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class of  Cumulative Total              Average Annual Total Returns
             Returns (10
              years or
Shares     life-of-class)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                 1-Year           5-Years          10-Years
                               (or life of      (or life of       (or life of
                             class if less)    class if less)   class if less)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

          After    Without  After    Without  After    Without After    Without
          Sales    Sales    Sales    Sales    Sales    Sales   Sales    Sales
           Charge   Charge   Charge   Charge   Charge  Charge   Charge   Charge

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class        2.39%    8.64%      N/A      N/A      N/A     N/A      N/A      N/A
A(1)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class
B(2)         2.88%    7.88%      N/A      N/A      N/A     N/A      N/A      N/A

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class
C(3)         6.87%    7.87%      N/A      N/A      N/A     N/A      N/A      N/A

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class
N(4)         5.51%    6.51%      N/A      N/A      N/A     N/A      N/A      N/A

---------------------------------------------------------------------------------

1.    Inception of Class A:   06/30/05
2.    Inception of Class B:   06/30/05
3.    Inception of Class C:   06/30/05
4.    Inception of Class N:   08/12/05

-----------------------------------------------------------------------------

  Average Annual Total Returns for Class A(1) Shares (After Sales Charge)
                       For the Periods Ended 04/30/06

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

                                 1-Year         5-Years         10-Years
                              (or life of     (or life of      (or life of
                             class if less)  class if less)  class if less)

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on Distributions     2.17%            N/A              N/A

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on                   1.61%            N/A              N/A
Distributions and
Redemption of Fund Shares

-----------------------------------------------------------------------------

   1. Inception of Class A: 06/30/05

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this SAI.
The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc.
("Morningstar"), an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is rated among the Large Blend category within domestic stock funds.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable)
Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance
of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,

o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $5,000 before an
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix B to this SAI because the Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer   Principal  Protected  Main
                                          Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer AMT-Free New York Municipals  Street Fund II
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Balanced Fund                 Street Fund III
Oppenheimer Core Bond Fund                Oppenheimer Quest Balanced Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer California Municipal Fund     Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Capital Appreciation Fund     Fund, Inc.
Oppenheimer Capital Income Fund           Oppenheimer Quest Opportunity Value Fund
Oppenheimer Champion Income Fund          Oppenheimer Quest Value Fund, Inc.
Oppenheimer Convertible Securities Fund   Oppenheimer Real Asset Fund
Oppenheimer Developing Markets Fund       Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Discovery Fund                Municipals
Oppenheimer Dividend Growth Fund          Oppenheimer Select Value Fund
Oppenheimer Emerging Growth Fund          Oppenheimer Senior Floating Rate Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Strategic Income Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer U.S. Government Trust
Oppenheimer Global Fund                   Oppenheimer Value Fund
Oppenheimer Global Opportunities Fund     Limited-Term New York Municipal Fund
Oppenheimer Gold & Special Minerals Fund  Rochester Fund Municipals
Oppenheimer Growth Fund                   Rochester Arizona Municipal Fund
Oppenheimer High Yield Fund               Rochester Ohio Municipal Fund
Oppenheimer International Bond Fund       Rochester Maryland Municipal Fund
Oppenheimer   International   Diversified
Fund                                      Rochester Massachusetts Municipal Fund
Oppenheimer International Growth Fund     Rochester Michigan Municipal Fund
Oppenheimer  International  Small Company
Fund                                      Rochester North Carolina Municipal Fund
Oppenheimer International Value Fund      Rochester Virginia Municipal Fund
Oppenheimer   Limited   Term   California
Municipal Fund                            Oppenheimer Portfolio Series:
Oppenheimer Limited-Term Government Fund    Active Allocation Fund
Oppenheimer Limited Term Municipal Fund      Moderate Investor Fund
                                             Aggressive Investor Fund
Oppenheimer Main Street Fund
                                             Conservative Investor Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund

And the following money market funds:
Oppenheimer Cash Reserves                 Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust

            There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds. Under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class
A, Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. You can choose to include purchases that you made up to 90 days before the date of the Letter.
Class A shares of Oppenheimer Money Market Fund, Inc. and Oppenheimer Cash
Reserves on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

      A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and
Class C shares of the Fund and other Oppenheimer funds during a 13-month period (the "Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter.
Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without paying a front-end or contingent deferred sales charge) do not count toward satisfying the amount of the Letter.

            Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this SAI and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype
401(k) plans under a Letter. If the intended purchase amount under a Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:

(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A, Class B or Class C shares acquired by exchange of either (1)
            Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class C shares of one of the other
            Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $5,000. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made three business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans.  Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix B to this SAI.  Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce
Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $1 million in assets invested in applicable investments
(other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds.  If on the date the plan sponsor signed the Merrill
Lynch record keeping service agreement the plan has $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

      OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B,
Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and
Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept a purchase order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase
Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

|X|   Class A Shares Subject to a Contingent Deferred Sales Charge. For
purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:

o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,

o     to Group Retirement Plans (as defined in Appendix B to this SAI) which have entered into a special agreement with the Distributor for that purpose,

o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,

o     to Retirement Plans with at least 100 eligible employees or $500,000 or more in plan assets,

o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.
      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:

o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds
            (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan made with the redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in September.

      Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:

         A fund account whose shares were acquired after September 30th of the prior year;
         A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;
         Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
         A fund account that has only certificated shares and, has a balance below $500
         Accounts of shareholders that are held by broker-dealers under the
            NSCC Fund/SERV system;
         Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
         Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
            Custom Plus, Recordkeeper Pro and Pension Alliance Retirement
            Plan programs; and
         A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

      To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call
1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days
(for example, in case of weather emergencies or on days falling before a U.S.
holiday). All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day. It may also close on other days.

      Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o     Equity securities traded on a U.S. securities exchange or on NASDAQ(R)
are valued as follows:

(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ(R), as applicable, on that day, or

(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
               "asked" prices on the valuation date or, if not,  at the
               closing "bid" price on the valuation date.

o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:

(1)   at the last sale price available to the pricing service approved by the
               Board of Trustees, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.

o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ(R), as applicable, as determined by a pricing service approved by the Board of Trustees or by the
Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ(R)on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ(R)on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. If you do not have a
Fund account at the time of the reinvestment, the Fund's $5,000 minimum initial investment will apply. This privilege does not apply to Class C and
Class N shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days).
The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this SAI. The request must:

(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in
Appendix B to this SAI).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this SAI.

|X|   Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet withdrawal  payments.  Shares acquired  without a sales charge will be redeemed first.  Shares  acquired with reinvested  dividends and capital gains distributions will be redeemed next,  followed by shares acquired with a sales charge,  to the extent necessary to make withdrawal  payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under  these  plans  should  not be  considered  as a yield or  income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

   All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial California Tax Exempt Trust   Centennial New York Tax Exempt
                                            Trust
   Centennial Government Trust              Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:

   Limited Term New York Municipal Fund      Oppenheimer Principal Protected Main
                                             Street Fund II
   Oppenheimer AMT-Free Municipals           Oppenheimer Pennsylvania Municipal
                                             Fund
   Oppenheimer AMT-Free New York             Oppenheimer Rochester National
   Municipals                                Municipals
   Oppenheimer California Municipal Fund     Oppenheimer Senior Floating Rate Fund
   Oppenheimer International Value Fund      Rochester Fund Municipals
   Oppenheimer Limited Term California       Rochester Ohio Municipal Fund
   Municipal Fund
   Oppenheimer Limited Term Municipal        Rochester Massachusetts Municipal
   Fund                                      Fund
   Oppenheimer Money Market Fund, Inc.       Rochester Michigan Municipal Fund
   Oppenheimer New Jersey Municipal Fund     Rochester Virginia Municipal Fund

   The following funds do not offer Class Y shares:

   Limited Term New York Municipal Fund    Oppenheimer New Jersey Municipal Fund
   Oppenheimer AMT-Free Municipals         Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer AMT-Free New York           Oppenheimer Principal Protected Main
   Municipals                              Street Fund
   Oppenheimer Balanced Fund               Oppenheimer Principal Protected Main
                                           Street Fund II
   Oppenheimer California Municipal Fund   Oppenheimer Principal Protected Main
                                           Street Fund III
   Oppenheimer Capital Income Fund         Oppenheimer Quest Capital Value Fund,
                                           Inc.
   Oppenheimer Cash Reserves               Oppenheimer Quest International Value
                                           Fund, Inc.
   Oppenheimer Convertible Securities Fund Oppenheimer Rochester National
                                           Municipals
   Oppenheimer Dividend Growth Fund        Rochester Ohio Municipal Fund
   Oppenheimer Gold & Special Minerals     Rochester Massachusetts Municipal Fund
   Fund
   Oppenheimer Limited Term California     Rochester Michigan Municipal Fund
   Municipal Fund
   Oppenheimer Limited Term Municipal Fund Rochester Virginia Municipal Fund

     o  Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.

     o Class B and Class C shares of  Oppenheimer  Cash  Reserves are  generally available  only by exchange  from the same class of shares of other  Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

     o  Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
exchanged only for Class A shares of other  Oppenheimer  funds.  They may not be acquired  by  exchange  of shares of any  class of any other  Oppenheimer  funds except Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
Reserves acquired by exchange of Class M shares.

     o Class A shares of  Oppenheimer  funds may be exchanged at net asset value for shares of certain money market funds offered by the  Distributor.  Shares of certain money market fund purchased  without a sales charge may be exchanged for shares of  Oppenheimer  funds  offered  with a sales  charge upon payment of the sales charge.

     o Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other  Oppenheimer  funds or from any unit investment  trust for which  reinvestment  arrangements  have been made  with the  Distributor  may be exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares.

     o  Shares  of  Oppenheimer  Principal  Protected  Main  Street  Fund may be
exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal  Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).

     o Shares of  Oppenheimer  Principal  Protected  Main  Street Fund II may be
exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal  Protected Main Street Fund II until after the expiration of the warranty period (3/3/2011).

     o Shares of  Oppenheimer  Principal  Protected  Main Street Fund III may be
exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal Protected Main Street Fund III until after the expiration of the warranty period (12/16/2011).

     o Class A,  Class B,  Class C and  Class N  shares  of each of  Oppenheimer
Developing Markets Fund and Oppenheimer  International Small Company Fund may be
acquired by  exchange  only with a minimum  initial  investment  of $50,000.  An existing  shareholder of each fund may make additional  exchanges into that fund with as little as $50.

     o Shares of Oppenheimer  Real Asset Fund may not be acquired by an exchange of shares from any other Oppenheimer fund.

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

     o When  Class A shares of any  Oppenheimer  fund  (other  than  Oppenheimer
Rochester  National  Municipals  and  Rochester  Fund  Municipals)  acquired  by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class
A contingent  deferred sales charge are redeemed  within 18 months measured from the  beginning of the calendar  month of the initial  purchase of the  exchanged
Class A shares,  the Class A contingent  deferred sales charge is imposed on the redeemed shares.

     o When Class A shares of  Oppenheimer  Rochester  National  Municipals  and
Rochester  Fund  Municipals  acquired  by  exchange  of  Class A  shares  of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed  within 24 months of the  beginning  of the  calendar  month of the initial  purchase  of the  exchanged  Class A  shares,  the  Class A  contingent deferred sales charge is imposed on the redeemed shares.

     o If any Class A shares of another  Oppenheimer fund that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class
A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that  exchange will be subject to the Class A Early  Withdrawal
Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.

     o When Class A shares of Oppenheimer  Cash Reserves and  Oppenheimer  Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within  the Class A  holding  period of the fund  from  which  the  shares  were exchanged,  the Class A contingent  deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

     o Except  with  respect  to the  Class B shares  described  in the next two paragraphs,  the  contingent  deferred sales charge is imposed on Class B shares acquired  by  exchange  if they are  redeemed  within  six years of the  initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of  Oppenheimer  Limited  Term  California
Municipal Fund,  Oppenheimer  Limited-Term  Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer Senior
Floating Rate Fund,  the Class B contingent  deferred sales charge is imposed on the  acquired  shares if they are  redeemed  within  five  years of the  initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of  Oppenheimer  Cash  Reserves  that were acquired  through the  exchange  of Class B shares  initially  purchased  in the
Oppenheimer  Capital  Preservation  Fund, the Class B contingent  deferred sales charge is imposed on the acquired  shares if they are redeemed within five years of that initial purchase.

     o With  respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by  exchange if they are  redeemed within 12 months of the initial purchase of the exchanged Class C shares.

     o With respect to Class N shares,  a 1%  contingent  deferred  sales charge will be imposed if the retirement  plan (not including IRAs and 403(b) plans) is terminated  or Class N shares  of all  Oppenheimer  funds are  terminated  as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's  first  purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

     o When  Class B,  Class C or Class N  shares  are  redeemed  to  effect  an exchange,  the priorities described in "How To Buy Shares" in the Prospectus for the  imposition  of the Class B, Class C or Class N  contingent  deferred  sales charge  will be  followed  in  determining  the  order in which the  shares  are exchanged.  Before exchanging shares,  shareholders should take into account how the  exchange  may affect any  contingent  deferred  sales  charge that might be imposed in the subsequent redemption of remaining shares.

     Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

     |X| Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.

     |X| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     |X| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the  Transfer  Agent  receives an exchange  request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed by either  fund up to  five  business  days  if it  determines  that  it  would  be disadvantaged  by an immediate  transfer of the  redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price  that  might be  disadvantageous  to the  Fund,  the Fund may  refuse  the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  features  that are available in the new fund (such as an Asset
Builder  Plan or  Automatic  Withdrawal  Plan) will be  switched to the new fund account  unless  you tell the  Transfer  Agent  not to do so.  However,  special redemption and exchange features such as Automatic  Exchange Plans and Automatic
Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating
Rate Fund.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this SAI, or would include  shares covered by a share  certificate  that is not tendered with the request.  In those cases,  only the shares  available  for exchange  without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent are  unable  to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

   Dividends, Capital Gains and Taxes

     Dividends and Distributions.  The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are  calculated in the same manner,  at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares  are  expected  to be lower  than  dividends  on Class A shares.  That is because of the effect of the  asset-based  sales  charge on Class B, Class C and
Class N shares.  Those  dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

     Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

     Tax  Status of the  Fund's  Dividends,  Distributions  and  Redemptions  of
Shares.  The federal tax  treatment of the Fund's  dividends  and capital  gains distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax considerations  generally  affecting the Fund and its shareholders.

     The tax  discussion in the  Prospectus  and this SAI is based on tax law in effect on the date of the Prospectus  and this SAI.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with  retroactive  effect.  State and local tax  treatment  of  ordinary  income dividends and capital gain  dividends from  regulated  investment  companies may differ from the  treatment  under the  Internal  Revenue Code  described  below.
Potential  purchasers  of  shares  of the Fund are  urged to  consult  their tax advisers with specific  reference to their own tax  circumstances as well as the consequences  of federal,  state and local tax rules  affecting an investment in the Fund.

     |X| Qualification as a Regulated  Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal  income tax on the portion of its net  investment  income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses)  and  capital  gain net income  (that is, the excess of net  long-term capital  gains  over net  short-term  capital  losses)  that it  distributes  to shareholders.  That qualification  enables the Fund to "pass through" its income and realized  capital gains to  shareholders  without having to pay tax on them.
This avoids a "double tax" on that income and capital gains,  since shareholders normally  will be taxed on the dividends and capital gains they receive from the
Fund  (unless  their  Fund  shares  are  held  in a  retirement  account  or the shareholder is otherwise exempt from tax).

     The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular  year. If it did not qualify as a  regulated  investment  company,  the Fund would be treated for tax purposes as an  ordinary  corporation  and would  receive no tax  deduction  for payments made to shareholders.

     To qualify as a regulated  investment company,  the Fund must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital
loss)  for  the  taxable  year.  The  Fund  must  also  satisfy   certain  other
requirements of the Internal  Revenue Code,  some of which are described  below.
Distributions  by the Fund made  during the  taxable  year or,  under  specified circumstances,  within 12 months  after the close of the taxable  year,  will be considered  distributions  of income  and gains  for the  taxable  year and will therefore count toward satisfaction of the above-mentioned requirement.

     To qualify as a regulated investment company, the Fund must derive at least
90% of its gross income from dividends,  interest, certain payments with respect to  securities  loans,  gains  from the sale or  other  disposition  of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

     In addition to satisfying the  requirements  described above, the Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable  year,  at least 50% of the value of the Fund's  assets must  consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those issuers,  the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of each such  issuer.  No more than 25% of the  value of its  total  assets  may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated investment companies), or in two or more  issuers  which the Fund  controls  and which  are  engaged  in the same or similar trades or businesses.  For purposes of this test,  obligations issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as U.S. government securities.

     |X|  Excise  Tax on  Regulated  Investment  Companies.  Under the  Internal
Revenue  Code,  by December 31 each year,  the Fund must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through  October 31 of the current  year. If it does not, the Fund must pay an excise tax on the amounts not distributed.  It is presently  anticipated that the Fund will meet  those  requirements.  To meet this  requirement,  in certain circumstances the Fund might be required to liquidate  portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular  year that it would be in the  best  interests  of  shareholders  for  the  Fund  not to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

     |X|  Taxation  of Fund  Distributions.  The Fund  anticipates  distributing substantially  all of its  investment  company  taxable  income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

     Special  provisions of the Internal  Revenue Code govern the eligibility of
the  Fund's  dividends  for  the  dividends-received   deduction  for  corporate
shareholders.  Long-term  capital gains  distributions  are not eligible for the deduction.  The amount of  dividends  paid by the Fund that may  qualify for the deduction is limited to the aggregate  amount of qualifying  dividends  that the
Fund derives  from  portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible for the deduction  on  dividends  paid on Fund shares  held for 45 days or less.  To the extent the Fund's  dividends are derived from gross income from option premiums, interest  income or  short-term  gains from the sale of  securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

     The Fund may either retain or distribute  to  shareholders  its net capital gain for each taxable year.  The Fund  currently  intends to distribute any such amounts.  If net long term capital  gains are  distributed  and  designated as a capital gain  distribution,  it will be taxable to  shareholders  as a long-term capital gain and will be properly  identified in reports sent to shareholders in
January  of each  year.  Such  treatment  will  apply  no  matter  how  long the shareholder  has held his or her shares or whether that gain was  recognized  by the Fund before the shareholder acquired his or her shares.

     If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information  regarding their pro rata share of the gain and tax paid. As a result,  each  shareholder  will be required to report his or her pro rata  share of such gain on their tax return as  long-term  capital  gain,  will receive a  refundable  tax credit for  his/her pro rata share of tax paid by the
Fund on the gain,  and will  increase  the tax basis  for  his/her  shares by an amount equal to the deemed distribution less the tax credit.

     Investment  income  that may be received  by the Fund from  sources  within foreign  countries may be subject to foreign taxes  withheld at the source.  The
United  States has entered into tax treaties with many foreign  countries  which entitle the Fund to a reduced rate of, or exemption from,  taxes on such income.
The Fund may be subject to U.S. Federal income tax, and an interest  charge,  on certain  distributions  or gains  from the sale of shares  of a foreign  company considered  to be a PFIC,  even if those  amounts are paid out as  dividends  to shareholders.  To avoid imposition of the interest charge, the Fund may elect to
"mark to market" all PFIC shares that it holds at the end of each taxable  year.
In that case,  any  increase or decrease in the value of those  shares  would be recognized  as ordinary  income or as  ordinary  loss (but only to the extent of previously recognized "mark-to-market" gains).

     Distributions by the Fund that do not constitute  ordinary income dividends or  capital  gain  distributions  will be  treated as a return of capital to the extent  of the  shareholder's  tax basis in their  shares.  Any  excess  will be treated as gain from the sale of those shares, as discussed below.  Shareholders will be advised  annually  as to the U.S.  federal  income tax  consequences  of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be  re-characterized  as a non-taxable return of capital at the end of the  fiscal  year as a result  of the  effect  of the  Fund's  investment policies, they will be identified as such in notices sent to shareholders.

     Distributions  by the Fund will be treated in the  manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the Fund (or of another  fund).  Shareholders  receiving a distribution  in the form of  additional  shares will be treated as  receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Fund will be  required  in certain  cases to  withhold  28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of  shares,  paid to any  shareholder  (1) who has  failed to  provide a correct taxpayer identification number or to properly certify that number when required,
(2) who is subject to backup  withholding  for  failure to report the receipt of interest or dividend  income  properly,  or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup  withholding or is an "exempt recipient" (such as a corporation).  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is identified in reports  mailed to  shareholders  in January of each year with a copy sent to the IRS.

     |X| Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion  of  any  loss  recognized  in  that  manner  may be  disallowed  if the shareholder  purchases  other  shares of the Fund within 30 days before or after the redemption.

     In general,  any gain or loss arising from the  redemption of shares of the
Fund will be  considered  capital  gain or loss,  if the  shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

     |X| Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign  person  (to  include,  but not  limited  to, a  nonresident  alien individual,  a foreign  trust, a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign person's income from the Fund is  effectively  connected  with the  conduct  of a U.S.  trade or business.  Typically,  ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

     Ordinary  income  dividends  that are paid by the Fund (and are  deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld  by the Fund at a rate of 30%,  provided  the Fund  obtains a  properly completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country of  residence  has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary  income  dividends paid by the Fund.
Any tax  withheld by the Fund is remitted by the Fund to the U.S.  Treasury  and all income and any tax withheld is identified in reports mailed to  shareholders in March of each year with a copy sent to the IRS.

     If the ordinary income  dividends from the Fund are  effectively  connected with the conduct of a U.S. trade or business,  then the foreign person may claim an  exemption  from the U.S.  tax  described  above  provided the Fund obtains a properly  completed and signed  Certificate  of Foreign  Status.  If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income  dividends, capital gains  distributions and the proceeds of the redemption of shares,  paid to any foreign  person.  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is  identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Fund,  including  the  applicability  of the U.S.  withholding taxes described above.

     Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds  into which you may  exchange shares.  Reinvestment  will be made without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option, the shareholder must notify the Transfer
Agent in writing  and must have an  existing  account in the fund  selected  for reinvestment.  Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends and/or  distributions  from  shares of certain  other  Oppenheimer  funds may be invested in shares of this Fund on the same basis.

   Additional Information About the Fund

     The Distributor.  The Fund's shares are sold through  dealers,  brokers and other financial  institutions that have a sales agreement with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

     The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent,
is a division of the  Manager.  It is  responsible  for  maintaining  the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

     The Custodian.  Citibank,  N.A. is the custodian of the Fund's assets.  The custodian's  responsibilities  include  safeguarding  and controlling the Fund's portfolio  securities  and handling the delivery of such  securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances  with the custodian in excess of
$100,000  are not  protected  by  federal  deposit  insurance.  Those  uninsured balances at times may be substantial.

     Independent  Registered  Public  Accounting  Firm.  KPMG LLP  serves as the independent  registered public accounting firm for the Fund. KPMG llp audits the
Fund's financial statements and performs other related audit services.  KPMG LLP also acts as the independent  registered  public accounting firm for the Manager and certain  other funds  advised by the Manager and its  affiliates.  Audit and non-audit  services provided by KPMG LLP to the Fund must be pre-approved by the
Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER DIVIDEND GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Dividend Growth Fund, including the statement of investments, as of
April 30, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period June 30, 2005
(commencement of operations) to April 30, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Dividend Growth Fund as of April 30, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the period June 30, 2005 (commencement of operations) to April 30, 2006, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
June 15, 2006

STATEMENT OF INVESTMENTS  April 30, 2006
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.9%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.7%
Yum! Brands, Inc.                                      12,200     $     630,496
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.9%
Fortune Brands, Inc.                                    8,600           690,580
--------------------------------------------------------------------------------
MEDIA--1.8%
McGraw-Hill Cos., Inc.
(The)                                                  11,400           634,524
--------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Target Corp.                                            8,100           430,110
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.3%
Staples, Inc.                                          17,600           464,816
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.0%
Nike, Inc., Cl. B                                       8,800           720,192
--------------------------------------------------------------------------------
CONSUMER STAPLES--11.6%
--------------------------------------------------------------------------------
BEVERAGES--1.4%
PepsiCo, Inc.                                           8,400           489,216
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.8%
CVS Corp.                                              12,600           374,472
--------------------------------------------------------------------------------
Sysco Corp.                                            21,400           639,646
                                                                  --------------
                                                                      1,014,118

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Wm. Wrigley Jr. Co.                                     5,800           273,006
--------------------------------------------------------------------------------
Wm. Wrigley Jr. Co., Cl. B                              1,450            68,295
                                                                  --------------
                                                                        341,301

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--3.4%
Colgate-Palmolive Co.                                  12,000           709,440
--------------------------------------------------------------------------------
Procter & Gamble Co.
(The)                                                   9,000           523,890
                                                                  --------------
                                                                      1,233,330

--------------------------------------------------------------------------------
TOBACCO--3.0%
Altria Group, Inc.                                     14,800         1,082,768
--------------------------------------------------------------------------------
ENERGY--9.5%
--------------------------------------------------------------------------------
OIL & GAS--9.5%
Apache Corp. 1                                          6,600           468,864
--------------------------------------------------------------------------------
Chevron Corp.                                          15,600           951,912
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                       8,300           523,564
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                    11,200           985,824

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Marathon Oil Corp.                                      6,400     $     507,904
                                                                  --------------
                                                                      3,438,068

--------------------------------------------------------------------------------
FINANCIALS--19.8%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--7.5%
Wachovia Corp.                                         17,900         1,071,315
--------------------------------------------------------------------------------
Washington Mutual,
Inc.                                                   19,500           878,670
--------------------------------------------------------------------------------
Wells Fargo & Co.                                  10,800           741,852
                                                                  --------------

                                                                      2,691,837

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--11.1%
American Express Co.                                   10,000           538,100
--------------------------------------------------------------------------------
Bank of America
Corp.                                                  22,100         1,103,232
--------------------------------------------------------------------------------
Chicago Mercantile
Exchange (The)                                          1,000           458,000
--------------------------------------------------------------------------------
Citigroup, Inc.                                        19,500           974,025
--------------------------------------------------------------------------------
Legg Mason, Inc. 1                                      4,000           473,920
--------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc. 1                                        3,100           468,565
                                                                  --------------
                                                                      4,015,842

--------------------------------------------------------------------------------
INSURANCE--1.2%
Chubb Corp.                                             8,400           432,936
--------------------------------------------------------------------------------
HEALTH CARE--10.9%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.3%
Wyeth                                                   9,900           481,833
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.6%
Bard (C.R.), Inc.                                       6,600           491,436
--------------------------------------------------------------------------------
Medtronic, Inc.                                         8,600           431,032
                                                                  --------------
                                                                        922,468

--------------------------------------------------------------------------------
PHARMACEUTICALS--7.0%
Abbott Laboratories                                    11,500           491,510
--------------------------------------------------------------------------------
Eli Lilly & Co.                                    11,700           619,164
--------------------------------------------------------------------------------
Johnson & Johnson                                   7,700           451,297
--------------------------------------------------------------------------------
Pfizer, Inc.                                           38,100           965,073
                                                                  --------------

                                                                      2,527,044

                      17 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIALS--12.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.4%
General Dynamics
Corp.                                                   7,700     $     505,274
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                  7,500           429,000
--------------------------------------------------------------------------------
United Technologies
Corp.                                                  10,700           672,067
                                                                  --------------
                                                                      1,606,341

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.5%
FedEx Corp.                                             4,600           529,598
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.6%
General Electric Co.                                   30,400         1,051,536
--------------------------------------------------------------------------------
Textron, Inc.                                           6,700           602,665
                                                                  --------------
                                                                      1,654,201

--------------------------------------------------------------------------------
ROAD & RAIL--1.5%
Norfolk Southern
Corp.                                                   9,900           534,600
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.6%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
QUALCOMM, Inc.                                          8,600           441,524
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.4%
International Business
Machines Corp.                                          6,100           502,274
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.1%
Linear Technology
Corp.                                                  13,900           493,450
--------------------------------------------------------------------------------
Maxim Integrated
Products, Inc.                                         17,900           631,154
--------------------------------------------------------------------------------
Microchip Technology,
Inc.                                                   19,100           711,666
                                                                  --------------
                                                                      1,836,270

--------------------------------------------------------------------------------
SOFTWARE--1.9%
Microsoft Corp.                                        28,200           681,030
--------------------------------------------------------------------------------
MATERIALS--4.0%
--------------------------------------------------------------------------------
CHEMICALS--4.0%
Air Products &
Chemicals, Inc.                                        10,000           685,200
--------------------------------------------------------------------------------
Monsanto Co.                                            4,800           400,320
--------------------------------------------------------------------------------
Praxair, Inc.                                           6,300           353,619
                                                                  --------------
                                                                      1,439,139

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--6.0%
AT&T, Inc.                                          30,600     $     802,026
--------------------------------------------------------------------------------
BellSouth Corp.                                        16,000           540,480
--------------------------------------------------------------------------------
Verizon
Communications, Inc.                                   24,200           799,326
                                                                  --------------
                                                                      2,141,832

--------------------------------------------------------------------------------
UTILITIES--3.7%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.9%
Exelon Corp.                                            6,300           340,200
--------------------------------------------------------------------------------
PPL Corp.                                              11,600           336,864
                                                                  --------------
                                                                        677,064

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.8%
SCANA Corp.                                            17,100           669,294

Total Common Stocks
(Cost $33,634,619)                                                   34,954,646

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.1%
--------------------------------------------------------------------------------
Undivided interest of 0.16% in joint
repurchase agreement (Principal
Amount/Value $912,364,000,
with a maturity value of
$912,721,343) with UBS
Warburg LLC, 4.70%, dated
4/28/06, to be repurchased
at $1,464,573 on 5/1/06,
collateralized by Federal
National Mortgage Assn.,
5%, 3/1/34, with a value
of $933,734,744
(Cost $1,464,000)                                 $ 1,464,000         1,464,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $35,098,619)                                      101.1%       36,418,646
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                          (1.1)         (400,030)
                                                  ------------------------------
NET ASSETS                                              100.0%    $  36,018,616
                                                  ==============================

                      18 | OPPENHEIMER DIVIDEND GROWTH FUND

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                             CONTRACTS    EXPIRATION   EXERCISE    PREMIUM         VALUE
                       SUBJECT TO CALL         DATES      PRICE   RECEIVED    SEE NOTE 5
----------------------------------------------------------------------------------------

Apache Corp.                        33       5/22/06    $ 75.00   $  1,617       $ 2,640
Legg Mason, Inc.                    20       5/22/06     135.00      1,480           100
Lehman Brothers Holdings, Inc.      16       5/22/06      65.00        784           560
                                                                  ----------------------
                                                                  $  3,881       $ 3,300
                                                                  ======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      19 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  April 30, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $35,098,619)--see accompanying
statement of investments                                          $  36,418,646
--------------------------------------------------------------------------------
Cash                                                                      7,290
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                        706,457
Shares of beneficial interest sold                                      246,035
Interest and dividends                                                   62,602
Other                                                                     2,836
                                                                  --------------
Total assets                                                         37,443,866

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Options written, at value (premiums received $3,881)--
see accompanying statement of investments                                 3,300
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                 1,291,338
Shares of beneficial interest redeemed                                   90,445
Shareholder communications                                                9,234
Distribution and service plan fees                                        6,738
Transfer and shareholder servicing agent fees                             3,121
Trustees' compensation                                                      526
Other                                                                    20,548
                                                                  --------------
Total liabilities                                                     1,425,250

--------------------------------------------------------------------------------
NET ASSETS                                                        $  36,018,616
                                                                  ==============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                        $       3,345
--------------------------------------------------------------------------------
Additional paid-in capital                                           34,579,601
--------------------------------------------------------------------------------
Accumulated net investment income                                        31,845
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                             83,217
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                            1,320,608
                                                                  --------------
NET ASSETS                                                        $  36,018,616
                                                                  ==============

                      20 | OPPENHEIMER DIVIDEND GROWTH FUND

--------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $24,587,432 and 2,281,470 shares of beneficial interest outstanding)        $10.78
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                    $11.44
--------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $4,523,063 and 421,049 shares of beneficial interest outstanding)           $10.74
--------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $6,336,963 and 589,811 shares of beneficial interest outstanding)           $10.74
--------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $571,158 and 53,033 shares of beneficial interest outstanding)              $10.77

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      21 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF OPERATIONS  For the Period Ended April 30, 2006 1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                         $     327,170
--------------------------------------------------------------------------------
Interest                                                                 32,108
                                                                  --------------
Total investment income                                                 359,278

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                          93,848
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  22,031
Class B                                                                  15,068
Class C                                                                  22,520
Class N                                                                   1,155
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                   9,610
Class B                                                                   2,325
Class C                                                                   2,848
Class N                                                                     238
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  11,751
Class B                                                                   2,687
Class C                                                                   3,614
Class N                                                                     437
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              18,192
--------------------------------------------------------------------------------
Trustees' compensation                                                      695
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 441
--------------------------------------------------------------------------------
Other                                                                     6,270
                                                                  --------------
Total expenses                                                          213,730
Less reduction to custodian expenses                                       (341)
Less waivers and reimbursements of expenses                             (24,557)
                                                                  --------------
Net expenses                                                            188,832

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   170,446

                      22 | OPPENHEIMER DIVIDEND GROWTH FUND

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on:
Investments (including premiums on options exercised)             $      46,901
Closing and expiration of option contracts written                       55,395
                                                                  --------------
Net realized gain                                                       102,296
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                           1,320,027
Option contracts                                                            581
                                                                  --------------
Net change in unrealized appreciation                                 1,320,608

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $   1,593,350
                                                                  ==============

1. For the period from June 30, 2005 (commencement of operations) to April 30,
2006 for Class A, B and C, and for the period from August 12, 2005 (inception of offering) to April 30, 2006 for Class N.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      23 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED APRIL 30,                                                  2006 1
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                            $     170,446
--------------------------------------------------------------------------------
Net realized gain                                                      102,296
--------------------------------------------------------------------------------
Net change in unrealized appreciation                                1,320,608
                                                                 ---------------
Net increase in net assets resulting from operations                 1,593,350

--------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                               (116,703)
Class B                                                                 (9,326)
Class C                                                                (12,893)
Class N                                                                 (2,360)
--------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                 (4,551)
Class B                                                                   (540)
Class C                                                                   (991)
Class N                                                                   (135)

--------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial
interest transactions:
Class A                                                             23,457,918
Class B                                                              4,368,958
Class C                                                              6,099,346
Class N                                                                544,543

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Total increase                                                      35,916,616
--------------------------------------------------------------------------------
Beginning of period                                                    102,000 2
                                                                 ---------------

End of period (including accumulated net investment income
of $31,845 for the period ended April 30, 2006)                  $  36,018,616
                                                                 ===============

1. For the period from June 30, 2005 (commencement of operations) to April 30,
2006 for Class A, B and C, and for the period from August 12, 2005 (inception of offering) to April 30, 2006 for Class N.

2. Reflects the value of the Manager's initial seed money investment on May 4,
2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      24 | OPPENHEIMER DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         CLASS A       CLASS B
PERIOD ENDED APRIL 30,                                    2006 1        2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                  $    10.00    $    10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                      .12           .06
Net realized and unrealized gain                             .74           .72
                                                      --------------------------
Total from investment operations                             .86           .78
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                        (.08)         (.04)
Distributions from net realized gain                          -- 3          -- 3
                                                      --------------------------
Total dividends and/or distributions to shareholders        (.08)         (.04)
--------------------------------------------------------------------------------
Net asset value, end of period                        $    10.78    $    10.74
                                                      ==========================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                          8.64%         7.88%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $   24,588    $    4,523
--------------------------------------------------------------------------------
Average net assets (in thousands)                     $   12,907    $    1,867
--------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                       1.34%         0.61%
Total expenses                                              1.21%         2.07%
Expenses after waivers and reimbursements
and reduction to custodian expenses                         1.07%         1.80%
--------------------------------------------------------------------------------
Portfolio turnover rate                                       46%           46%

1. For the period from June 30, 2005 (commencement of operations) to April 30,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      25 | OPPENHEIMER DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                         CLASS C       CLASS N
PERIOD ENDED APRIL 30,                                    2006 1        2006 2
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                  $    10.00    $    10.18
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 3                                      .07           .08
Net realized and unrealized gain                             .71           .58
                                                      --------------------------
Total from investment operations                             .78           .66
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                        (.04)         (.07)
Distributions from net realized gain                          -- 4          -- 4
                                                      --------------------------
Total dividends and/or distributions to shareholders        (.04)         (.07)
--------------------------------------------------------------------------------

Net asset value, end of period                        $    10.74    $    10.77
                                                      ==========================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 5                          7.87%         6.51%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $    6,337    $      571
--------------------------------------------------------------------------------
Average net assets (in thousands)                     $    2,789    $      326
--------------------------------------------------------------------------------
Ratios to average net assets: 6
Net investment income                                       0.61%         1.11%
Total expenses                                              2.03%         1.57%
Expenses after waivers and reimbursements
and reduction to custodian expenses                         1.80%         1.35%
--------------------------------------------------------------------------------
Portfolio turnover rate                                       46%           46%

1. For the period from June 30, 2005 (commencement of operations) to April 30,
2006.

2. For the period from August 12, 2005 (inception of offering) to April 30,
2006.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Less than $0.005 per share.

5. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      26 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Dividend Growth Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The
Fund's investment objective is to seek to maximize total return through both capital appreciation and income. The Fund's investment advisor is
OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone.
Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B,
C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked"
prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange.
Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities)
for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose

                      27 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
      UNDISTRIBUTED     UNDISTRIBUTED         ACCUMULATED      OTHER INVESTMENTS
      NET INVESTMENT        LONG-TERM                LOSS     FOR FEDERAL INCOME
      INCOME                     GAIN    CARRYFORWARD 1,2           TAX PURPOSES
      --------------------------------------------------------------------------
      $121,037                    $--                $449             $1,315,602

1. The Fund had $449 of straddle losses which were deferred.

2. During the period ended April 30, 2006, the Fund did not have any capital loss carryforward.

                      28 | OPPENHEIMER DIVIDEND GROWTH FUND

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for April 30, 2006. Net assets of the
Fund were unaffected by the reclassifications.

                                INCREASE TO         REDUCTION TO
                                ACCUMULATED      ACCUMULATED NET
           INCREASE TO       NET INVESTMENT        REALIZED GAIN
           PAID-IN CAPITAL           INCOME     ON INVESTMENTS 3
           -----------------------------------------------------
           $10,181                   $2,681              $12,862

3. $12,862 was distributed in connection with Fund share redemption.

The tax character of distributions paid during the period ended April 30, 2006 was as follows:

                                                    PERIOD ENDED
                                                APRIL 30, 2006 4
           -----------------------------------------------------
           Distributions paid from:
           Ordinary income                              $147,499

4. For the period from June 30, 2005 (commencement of operations) to April 30,
2006.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

           Federal tax cost of securities           $ 35,103,625
           Federal tax cost of other investments          (3,881)
                                                    ------------
           Total federal tax cost                   $ 35,099,744
                                                    ============

           Gross unrealized appreciation            $  1,732,088
           Gross unrealized depreciation                (416,486)
                                                    ------------
           Net unrealized appreciation              $  1,315,602
                                                    ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the
Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the period ended April
30, 2006, the Fund's projected benefit obligations were increased by $495 and payments of $24 were made to retired trustees, resulting in an accumulated liability of $471 as of April 30, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining

                      29 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other
Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At April 30, 2006, the Fund had $288 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

                      30 | OPPENHEIMER DIVIDEND GROWTH FUND

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                PERIOD ENDED APRIL 30, 2006 1,2
                                                   SHARES                AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                            2,615,563         $  27,092,408
Dividends and/or distributions reinvested           9,483               100,345
Redeemed                                         (353,576)           (3,734,835)
                                              ----------------------------------
Net increase                                    2,271,470         $  23,457,918
                                              ==================================

--------------------------------------------------------------------------------
CLASS B
Sold                                              480,367         $   4,995,959
Dividends and/or distributions reinvested             821                 8,680
Redeemed                                          (60,239)             (635,681)
                                              ----------------------------------
Net increase                                      420,949         $   4,368,958
                                              ==================================

--------------------------------------------------------------------------------
CLASS C
Sold                                              605,594         $   6,267,633
Dividends and/or distributions reinvested           1,043                11,004
Redeemed                                          (16,926)             (179,291)
                                              ----------------------------------
Net increase                                      589,711         $   6,099,346
                                              ==================================

--------------------------------------------------------------------------------
CLASS N
Sold                                               55,785         $     573,148
Dividends and/or distributions reinvested             235                 2,488
Redeemed                                           (2,987)              (31,093)
                                              ----------------------------------
Net increase                                       53,033         $     544,543
                                              ==================================

1. For the period from June 30, 2005 (commencement of operations) to April 30,
2006, for Class A, B and C, and for the period from August 12, 2005 (inception of offering) to April 30, 2006 for Class N.

2. The Fund sold 10,000 Class A shares at a value of $100,000 and 100 shares of each Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on May 4, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended April 30, 2006, were as follows:

                                       PURCHASES              SALES
           --------------------------------------------------------
           Investment securities     $42,006,813         $8,404,944

                      31 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

                     FEE SCHEDULE
                     ------------------------------------------
                     Up to $200 million of net assets    0.650%
                     Next $200 million of net assets     0.625
                     Next $200 million of net assets     0.600
                     Next $200 million of net assets     0.575
                     Next $200 million of net assets     0.550
                     Over $1.0 billion of net assets     0.500

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the period ended April 30, 2006, the Fund paid
$11,879 to OFS for services to the Fund.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and
Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or
Class N plan is terminated by the Fund or by the shareholders of a class, the
Board of Trustees and its independent trustees must determine whether the
Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of

                      32 | OPPENHEIMER DIVIDEND GROWTH FUND

such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2006 for Class B, Class C and Class N shares were $59,575,
$51,356 and $5,624, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                              CLASS A        CLASS B        CLASS C       CLASS N
              CLASS A         CONTINGENT     CONTINGENT     CONTINGENT    CONTINGENT
              FRONT-END       DEFERRED       DEFERRED       DEFERRED      DEFERRED
              SALES CHARGES   SALES CHARGES  SALES CHARGES  SALES CHARGES SALES CHARGES
              RETAINED BY     RETAINED BY    RETAINED BY    RETAINED BY   RETAINED BY
PERIOD ENDED  DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR   DISTRIBUTOR
------------------------------------------------------------------------------------------------

April 30, 2006  $88,151         $--           $298            $172        $83

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that total expenses will not exceed 1.10% for Class A shares, 1.85% for Class B and
Class C shares and 1.35% for Class N shares. During the period ended April 30,
2006, the Manager reimbursed the Fund $14,547, $4,120, $5,370 and $499 for Class
A, Class B, Class C and Class N shares, respectively. That voluntary undertaking may be revised or terminated by the Manager at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the period ended April 30, 2006, OFS waived $6, $7 and $8 for Class B,
Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase

                      33 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. OPTION ACTIVITY Continued

cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the
Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended April 30, 2006 was as follows:

                                                                            CALL OPTIONS
                                               ------------------------------------------
                                               NUMBER OF CONTRACTS    AMOUNT OF PREMIUMS
      -----------------------------------------------------------------------------------

      Options outstanding as of
      June 30, 2005                                             --             $      --
      Options written                                        1,438                74,864
      Options closed or expired                             (1,134)              (56,832)
      Options exercised                                       (235)              (14,151)
                                               ------------------------------------------
      Options outstanding as of April 30, 2006                  69             $   3,881
                                               ==========================================

--------------------------------------------------------------------------------
6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

At a meeting held on December 14, 2005, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the
Fund to replace the firm of Ernst & Young LLP, who were dismissed as the independent registered public accounting firm to the Fund. This change in the
Fund's auditors was approved by the Fund's audit committee and ratified by the
Fund's independent Trustees.

      The report of Ernst & Young LLP on the Fund's statement of assets and liabilities as of May 4, 2005, contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principle.

      The Fund commenced operations on June 30, 2005. During the period May 4,
2005 through December 14, 2005, there were no disagreements with Ernst & Young
LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused Ernst & Young LLP to make reference to the matter in their report.

                      34 | OPPENHEIMER DIVIDEND GROWTH FUND

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds excluding the Fund) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.

                 Appendix A

          Industry Classifications         Household Products

   Aerospace & Defense
   Air Freight & Couriers                  Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                                 Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares(2) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(3)  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

         1) plans created or qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code,

         2) non-qualified deferred compensation plans,
         3) employee benefit plans(4)
         4) Group Retirement Plans(5)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."(6) This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").

         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.

         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.

|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

|_|   Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.

B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in
Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.

|_|   Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by
         recordkeepers.

|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|   Shares purchased in amounts of less than $5.

1.    Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of
   0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):
|_|   Retirement Plans that have $5 million or more in plan assets.
|_|   Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal

            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.

         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         Hardship withdrawals, as defined in the plan.(7)
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.(8)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                        Funds
--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the
         Internal Revenue Code).

|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.

|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

|_|   Distributions(9) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(10)
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(11)
         9) On account of the participant's separation from service.(12)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.        Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small- & Mid- Cap
   Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest
   International Value Fund, Inc.

   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and

o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
      V.      Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or

   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer

                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

|_|
Oppenheimer Dividend Growth Fund

Internet Website
www.oppenheimerfunds.com

Investment Advisor
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Distributor
OppenheimerFunds Distributor, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.CALL OPP (225.5677)

Custodian Bank
     Citibank, N.A.
     111 Wall Street
     New York, New York 10005

Independent Registered Public Accounting Firm

      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

1234

PX560.001.0806

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.

(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.

(9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

Part C

        OPPENHEIMER DIVIDEND GROWTH FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23 - Exhibits

(a)  Amended and Restated Declaration of Trust dated 6/17/05:  Previously filed with Registrant's Pre-Effective Amendment No. 1, 6/21/05, and
     incorporated herein by reference.

(b)  By-Laws dated 2/17/05:  Previously filed with Registrant's Initial
     Registration Statement, 2/18/05, and incorporated herein by reference.

(c)  Not applicable

(d)  Investment Advisory Agreement dated 2/17/05:  Filed herewith.

(e)  (i) General Distributor's Agreement dated 2/17/05: Filed herewith.

     (ii)   Dealer Agreement of OppenheimerFunds Distributor, Inc.:
         Previously filed with Post-Effective Amendment No. 45 to the
         Registration Statement of Oppenheimer High Yield Fund (Reg. No.
         2-62076), 10/26/01, and incorporated herein by reference.

     (iii)  Broker Agreement of OppenheimerFunds Distributor, Inc.:
         Previously filed with Post-Effective Amendment No. 45 to the
         Registration Statement of Oppenheimer High Yield Fund (Reg. No.
         2-62076), 10/26/01, and incorporated herein by reference.

     (iv)   Agency Agreement of OppenheimerFunds Distributor, Inc.:
         Previously filed with Post-Effective Amendment No. 45 to the
         Registration Statement of Oppenheimer High Yield Fund (Reg. No.
         2-62076), 10/26/01, and incorporated herein by reference.

     (v) Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds
         Distributor, Inc.: Previously filed with Post-Effective Amendment
         No. 45 to the Registration Statement of Oppenheimer High Yield Fund
         (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

     (vi)   Trust Company Agency Agreement of OppenheimerFunds Distributor,
         Inc.: Previously filed with Post-Effective Amendment No. 45 to the
         Registration Statement of Oppenheimer High Yield Fund (Reg. No.
         2-62076), 10/26/01, and incorporated herein by reference.

(f)   (f)   (i)   Amended and Restated Retirement Plan for Non-Interested
     Trustees or Directors dated 8/9/01: Previously filed with Post-Effective
         Amendment No. 34 to the Registration Statement of Oppenheimer Gold &
         Special Minerals Fund (Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

     (ii)Form of Deferred Compensation Plan for Disinterested
         Trustees/Directors: Previously filed with Post-Effective Amendment
         No. 26 to the Registration Statement of Oppenheimer Gold & Special
         Minerals Fund (Reg. No. 2-82590), 10/28/98, and incorporated by reference.

(g)  (i) Global Custodial Services Agreement dated 7/1503 as amended 6/9/05, between Registrant and Citibank, N.A.: Previously filed with the
         Initial Registration Statement of Oppenheimer International
         Diversified Fund (Reg. No. 333-125805), 6/14/05, and incorporated herein by reference.

     (ii)   Amended and Restated Foreign Custody Manager Agreement dated
         5/31/01, as amended 7/15/03: Previously filed with the Pre-Effective
         Amendment No. 1 to the Registration Statement of Oppenheimer
         International Large-Cap Core Trust (Reg. No. 333-106014), 8/5/03,
         and incorporated herein by reference.

(h)  Not applicable.

(i)  Opinion and Consent of Counsel dated 6/21/05: Previously filed with
     Registrant's Pre-Effective Amendment No. 1, 6/21/05, and incorporated herein by reference.

(j)  Independent Registered Public Accounting Firm's Consent dated 8/01/06:
     Filed herewith.

(k)  Not applicable.

(l)  Investment Letter from OppenheimerFunds, Inc. to Registrant dated
     6/21/05: Previously filed with Registrant's Pre-Effective Amendment No.
     1, 6/21/05, and incorporated herein by reference.

(m)  (i) Amended and Restated Service Plan and Agreement for Class A shares dated 10/26/05: Filed herewith.

     (ii)   Amended and Restated Distribution and Service Plan and Agreement
         for Class B shares dated 10/26/05:  Filed herewith.

     (iii)  Amended and Restated Distribution and Service Plan and Agreement
         for Class C shares dated 10/26/05: Filed herewith.

     (iv)   Amended and Restated Distribution and Service Plan and Agreement
         for Class N shares dated 10/26/05: Filed herewith.

(n)  Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
     8/11/05: Previously filed with Post-Effective Amendment No. 5 to the
     Registration Statement of Oppenheimer Main Street Opportunity Fund (Reg.
     No. 333-40186), 9/27/05, and incorporated herein by reference.

(o)  (i) Power of Attorney for all Trustees and Principal  Executive  Officers
        (except  Brian  W.  Wixted)  dated  4/19/06:   Previously  filed  with
        Pre-Effective  Amendment  No.  1  to  the  Registration  Statement  of
        Oppenheimer  Rochester  Michigan  Municipal Fund (Reg. No. 333-132782)
        (811-21880) on 6/02/06, and incorporated herein by reference.

    (ii)    Powers  of   Attorney   for  Brian  W.   Wixted   filed  with  the
        Pre-Effective  Amendment  No.  2  to  the  Registration  Statement  of
        Oppenheimer  Rochester  Michigan  Municipal Fund (Reg. No. 333-132782)
        (811-21880) on 6/02/06, and incorporated herein by reference.

(p)  Amended and Restated Code of Ethics of the Oppenheimer Funds dated
     3/31/06 under Rule 17j-1 of the Investment Company Act of 1940:
     Previously filed with Post-Effective Amendment No. 13 to the
     Registration Statement of Oppenheimer MidCap Fund (Reg. No. 333-31533),
     4/7/06, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections  During the Past Two
                            Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,          Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emeline S. Adwers,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan,                Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc. and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OFI Private Investment Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carl Algermissen,           Formerly   Associate  Counsel  &  Legal  Compliance
Vice President & Associate  Officer at Great West-Life & Annuity  Insurance Co.
Counsel                     (February 2004-October 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Amato,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante,          Secretary  (since  December  2001)  of:  Centennial
Vice President & Secretary  Asset  Management   Corporation,   OppenheimerFunds
                            Distributor,  Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June 2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,   Shareholder   Services,   Inc.,
                            Trinity  Investment  Management  Corporation (since
                            January  2005),  OppenheimerFunds  Legacy  Program,
                            OFI Private  Investment  Inc. (since June 2003) and
                            OFI  Institutional  Asset  Management,  Inc. (since
                            June  2003).   Assistant  Secretary  of  OFI  Trust
                            Company (since December 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Baker,               None
Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James F. Bailey,            Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc.  (since March 2006).  Formerly Vice  President
                            at T. Row  Price  Group  (September  2000 - January
                            2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Baldwin,            President  and  Director of  Shareholder  Financial
Executive Vice President    Services,   Inc.  and  Shareholder  Services,  Inc.
                            Formerly  Managing Director at Deutsche Bank (March
                            2001 - March 2005).

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,             None
Assistant Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Adam Bass,                  None
Assistant Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,           None
Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Marc Baylin,                Formerly  Portfolio  Manager at J.P.  Morgan  (June
Vice President              2002-August 2005.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Todd Becerra,               None
Assistant Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lalit K. Behal              Assistant    Secretary   of    HarbourView    Asset
Assistant Vice President    Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert,          Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President       Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald B. Bellamy,          Assistant  Vice  President  (Sales  Manager  of the
Assistant Vice President    International  Division) of OFI Institutional Asset

                            Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Bertucci,            None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Billings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop,           Treasurer (since October 2003) of  OppenheimerFunds
Vice President              Distributor,  Inc. and Centennial  Asset Management
                            Corporation.
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Beth Bleimehl,              None
Assistant Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa I. Bloomberg,          Formerly First Vice  President & Associate  General
Vice President & Associate  Counsel  of  UBS   Financial   Services  Inc.  (May

Counsel                     1999-May 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Veronika Boesch,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antulio N. Bomfim,          None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Borre Massick,        None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lori E. Bostrom,               Formerly  Vice  President & Corporate  Counsel at
Vice President & Senior        Prudential   Financial   Inc.   (October  2002  -

Counsel                        November 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Bourgeois,             Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Boydell,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kristine Bryan-Levin,          Formerly  Senior Vice President at Brown Brothers
Vice President                 Harriman (November 2002 - May 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Stephanie Bullington,       Formerly   Fund   Accounting   Manager  at  Madison
Assistant Vice President    Capital  Management  Company  (July  2005 - October
                            2005 and Fund  Accounting  Officer  at  Butterfield
                            Fund  Services  (Bermuda)  Limited (a wholly  owned
                            subsidiary  of the Bank of NT  Butterfield  & Sons)
                            (September 2003 - June 2005).

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Geoffrey Caan,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick Campbell,           None
Vice President

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Catherine Carroll,          None
Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Castro,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Chaffee,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Chibnik,            None
Assistant Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patrick Sheng Chu,          None
Assistant Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,        None
Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald James Concepcion,    Formerly  (until  November  2004) an RIA  Marketing
Assistant Vice President    Associate of OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Corbett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell,             Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc.  and  Shareholder  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cheryl Corrigan,            None
Assistant Vice President

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Belinda J. Cosper,          None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Scott Cottier,              None
Vice President:
Rochester Division

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Julie C. Cusker,               None
Assistant Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin Dachille,             Formerly   Fixed   Income   Director   at  National
Vice President              Railroad  Retirement  Investment  Trust (May 2003 -
                            May 2005).

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Demarco,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gavin Dobson,               Formerly  President at Britannic  Asset  Management
Vice President              International (September 2001 - May 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rebecca K. Dolan,           None
Vice President

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Steven D. Dombrower,        Senior Vice  President  of OFI  Private  Investment
Vice President              Inc.;    Vice    President   of    OppenheimerFunds
                            Distributor, Inc.

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

A. Taylor Edwards,          Formerly  Associate at Dechert LLP (September  2000
Assistant Vice President &  - December 2005).
Assistant Counsel

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Venkat Eleswarapu,          Formerly  Associate  Professor  of Finance at Texas
Vice President              Tech  University  (July 2005 -  December  2005) and
                            Assistant   Professor   of  Finance   at   Southern
                            Methodist University (January 1999 - May 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel R. Engstrom,         None
Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,            None
Senior Vice President &
Director of International
Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Falicia,              Assistant   Secretary   (as  of   July   2004)   of
Assistant Vice President    HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew Farkas,             Formerly  Associate at Epstein Becker & Grenn, P.C.
Assistant Vice President    (September 2000 - March 2006).
and Assistant Counsel

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kristie Feinberg,           None
Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,         Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President;      Inc.;  Director  of ICI Mutual  Insurance  Company;
Chairman of the Rochester   Governor  of St.  John's  College;  Chairman of the
Division                    Board  of  Directors  of  International  Museum  of

                            Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradley G. Finkle,          Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.       Formerly      Head      of      Business

                            Management/Proprietary  Distribution  at  Citigroup
                            Asset Management (August 1986-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Barbara Fraser,             Formerly  Attorney in Private  Practice (April 2000
Vice President & Associate  - November 2005).
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas Frengillo,           Formerly  Continuous   Improvement  Manager  at  RR
Assistant Vice President    Donnelley & Sons (February 1988 - June 2004).

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Seth Gelman,                Formerly  an  Associate  in  the  Asset  Management
Vice President              Legal  Department at Goldman Sachs & Co.  (February

                            2003 - August 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy Gerlach,            None
Assistant Vice President

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Subrata Ghose,              None
Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,         None
Assistant Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kurt Gibson,                Formerly  Manager at Barclays Capital (January 2002
Assistant Vice President    - April 2006).

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip S. Gillespie,       Formerly  First Vice  President  of  Merrill  Lynch
Senior Vice President &     Investment Management (2001 to September 2004).
Deputy General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jacqueline Girvin-Harkins,  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Glazerman,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Benjamin J. Gord,           Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation   and   of  OFI   Institutional   Asset
                            Management, Inc.

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Leyla Greengard,            None
Assistant Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Carol Guttzeit,             None
Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert W. Hawkins,          Formerly an  Associate at Shearman and Sterling LLP
Assistant Vice President &  (July  2004  -  August   2005)  and   Dechert   LLP
Assistant Counsel           (September 2000 -June 2004).

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Heathwood,         None
Vice President

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Heidi Heikenfeld,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Annika Helgerson,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Edward Henderson,           Formerly Director of Corporate  Purchasing and Risk
Assistant Vice President    Management  at  StarTek  Inc.  (January  2003 - May
                            2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel Hermann,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dennis Hess,                None
Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Higgins,             Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian Hourihan,             Assistant  Secretary  of  OFI  Institutional  Asset
Vice President & Associate  Management,  Inc. (since April 2006). Formerly Vice
Counsel                     President  and  Senior  Counsel  at   Massachusetts
                            Financial Service Company (June 2004 - March 2006).

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dana Hunter,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,               Senior   Vice    President    (Director    of   the
Vice President              International  Division)  (since  January  2004) of
                            OFI Institutional Asset Management,  Inc.; Director
                            (since  June  2003)  of   OppenheimerFunds   (Asia)
                            Limited.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Bridget Ireland,      Vice    President    (since    January   2004)   of
Vice President              OppenheimerFunds Distributor Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,           Vice   President   and   Assistant   Secretary   of
Vice President, Senior      OppenheimerFunds  Distributor, Inc. and Shareholder
Counsel & Assistant         Services,  Inc.;  Assistant Secretary of Centennial
Secretary                   Asset  Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial Services,
                            Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,       None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Kadehjian,             Formerly Vice  President,  Compensation  Manager at
Assistant Vice President    The Bank of New York (November 1996-November 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rezo Kanovich,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Kiernan,                  Formerly  Vice  President  and Senior  Compliance
Assistant Vice President &     Officer,  Guardian  Trust  Company,  FSB  at  The
Marketing Compliance Manager   Guardian  Life   Insurance   Company  of  America
                               (since February 1998 - November 2005).

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin S. Korn,             Formerly  a  Senior  Vice   President  at  Bank  of
Senior Vice President       America    (Wealth   and   Investment    Management
                            Technology Group) (March 2002-August 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dimitrios Kourkoulakos,     None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Kunz,                  None
Assistant Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gloria LaFond,              None
Assistant Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc. and OFI Private Investment Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey P. Lagarce,         President of OFI  Institutional  Asset  Management,
Senior Vice President       Inc. as of January 2005.  Formerly  Executive  Vice
                            President-Head  of  Fidelity   Tax-Exempt  Services
                            Business    at   Fidelity    Investments    (August
                            1996-January 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Latino,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Lawrence,          None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gayle Leavitt,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,       None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Lee,                  Formerly  Vice  President  at Delaware  Investments
Vice President              (October 2000 - February 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randy Legg,                 None
Vice President & Assistant
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Leitzinger,           Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Justin Leverenz,            Formerly, a research/technology  analyst at Goldman
Vice President              Sachs, Taiwan (May 2002-May 2004).

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian Levitt,               None
Assistant Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Julie A. Libby,             Senior Vice  President  of OFI  Private  Investment
Senior Vice President       Inc.  Formerly  Executive  Vice  President  & Chief
                            Operating  Officer at Fred Alger  Management,  Inc.
                            (July 1996 - February 2005).

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Lifshey,             Formerly  a  Marketing  Manager  at PIMCO  Advisors
Assistant Vice President    (January 2002-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran          None
Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,            Vice President of Shareholder  Financial  Services,
Vice President              Inc.  and  Senior  Vice  President  of  Shareholder
                            Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Misha Lozovik,              Formerly  Senior  Director at Clinical  Development
Vice President              Capital   LLC/Care   Capital  LLC  (August  2002  -
                            October 2005).

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Steven Lucaccini,           Formerly  Director  and High  Yield  Analyst at UBS
Assistant Vice President    Global  Asset  Management  (November  2001 -  April
                            2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dongyan Ma,                 None
Assistant Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark H. Madden,             Formerly  Senior Vice President & Senior  Portfolio
Vice President              Manager with Pioneer  Investments,  Inc. (July 1990
                            - July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry Mandzij,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carolyn Maxson,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William T. Mazzafro,        Formerly  self-employed as a consultant  securities
Assistant Vice President    (January 2004 - December 2005).

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Trudi McKenna,              Formerly  Leadership   Development   Supervisor  at
Assistant Vice President    JetBlue Airways (July 2003 - October 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jay Mewhirter,              Formerly  Director of  Application  Development  at
Vice President              AMVESCAP (September 1999 - March 2005).

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,        Vice   President   and   Assistant   Secretary   of
Vice President              HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph McDonnell,           Formerly  Senior  Vice  President  at Lehman  Bros.
Vice President              (April 1995 - March 2006).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph McGovern,            None
Vice President

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive
Senior Vice President       Officer  and   President  of  OFI  Trust   Company;
                            Chairman,    Chief   Executive    Officer,    Chief
                            Investment    Officer    and    Director   of   OFI
                            Institutional   Asset   Management,   Inc.;   Chief
                            Executive  Officer,   President,   Senior  Managing
                            Director   and   Director  of   HarbourView   Asset
                            Management   Corporation;    Chairman,   President;
                            Director   of   Trinity    Investment    Management
                            Corporation and Vice President of Oppenheimer  Real
                            Asset Management, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Medev,              None
Assistant Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucienne Mercogliano,       None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,             None
Senior Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jan Miller,                 Formerly a  Supervisor  at Janus (May  2004-October
Assistant Vice President    2004).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rejeev Mohammed,            None
Assistant Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,       None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Mulachy,               None
Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy,             President and  Management  Director of  Oppenheimer
Chairman, President, Chief  Acquisition   Corp.;   President  and  Director  of
Executive Officer &         Oppenheimer Real Asset Management,  Inc.;  Chairman
Director                    and  Director of  Shareholder  Services,  Inc.  and
                            Shareholder  Financial Services,  Inc.; Director of
                            Centennial    Asset     Management     Corporation,
                            OppenheimerFunds     Distributor,     Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,  Trinity
                            Investment Management Corporation,  Tremont Capital
                            Management,   Inc.,  HarbourView  Asset  Management
                            Corporation  and  OFI  Private   Investment   Inc.;
                            Executive  Vice President of  Massachusetts  Mutual
                            Life   Insurance    Company;    Director   of   DLB
                            Acquisition   Corporation;    a   member   of   the
                            Investment Company Institute's Board of Governors.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meaghan Murphy,             Formerly Marketing  Professional,  RFP Writer at JP
Assistant Vice President    Morgan  Fleming  Asset   Management   (May  2002  -
                            October 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Suzanne Murphy,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Newman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James B. O'Connell,         Formerly    a   Senior    Designer    Manager    of
Assistant Vice President    OppenheimerFunds,   Inc.  (April  2002  -  December
                            2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew O'Donnell,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tony Oh,                    Formerly  Director  of SEC  Reporting  at  Teletech
Assistant Vice President    Holdings (July 2004 - April 2005.  Audit Manager at
                            Deloitte & Touche (January 1997 - June 2004).

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John O'Hare,                None
Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Okray,              Formerly Vice President,  Head of Trust  Operations
Vice President              at Lehman Brothers (June  2004-October  2004) prior
                            to  which  he  was  an  Assistant  Vice  President,
                            Director  of  Trust  Services  at  Cambridge  Trust
                            Company (October 2002-June 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Palumbo,           None
Assistant Vice President

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Anthony Parish,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kathleen Patton,            None
Assistant Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,        None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert H. Pemble,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lori L. Penna,              Formerly  an  RFP   Manager/Associate  at  JPMorgan
Vice President              Chase & Co. (June 2001-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marmeline Petion-Midy,      Formerly a Senior  Financial  Analyst  with General
Assistant Vice President    Motors,  NY  Treasurer's  Office  (July  2000-Augut
                            2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Pfeffer,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President &     Management Corporation since February 2004.
Chief Financial Officer

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Sanjeev Phansalkar,         Formerly   Consultant  at  The  Solomon-Page  Group
Assistant Vice President    (October 2004 - September 2005).

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Phillips,             Formerly   Vice    President   at   Merrill   Lynch
Vice President              Investment Management (June 2000-July 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary Pilc,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Piper,                 Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Pisarra,            None
Vice President

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Nicolas Pisciotti,          Formerly  Assistant  Vice  President  at ING (April
Assistant Vice President    2002 - May 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jason Pizzorusso,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David Poiesz,               Formerly  a Senior  Portfolio  Manager  at  Merrill
Senior Vice President,      Lynch (October 2002-May 2004).
Head of Growth Equity
Investments

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Sergei Polevikov,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Semyon Polyak,              Formerly Vice  President and  Co-Portfolio  Manager
Vice President              at Pioneer Investments (June 1998 - August 2005).

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Preuss,                  None
Assistant Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ellen Puckett,                 Formerly   Sennior  Program  Manager  at  Dendant
Assistant Vice President       Telecommunications (May 2002-September 2004).

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,             None
Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Paul Quarles,               Formerly a Principal at AIM Management  Group, Inc.
Assistant Vice President    (October 1997-October 2004).

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,            None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Corry E. Read,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Eric Rhodes,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Eric Richter,               Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.  Formerly Investment Officer at Alaska
                            Permanent Fund  Corporation  (April 2005 - February
                            2006);  Vice President at Loomis Sayles & Co. (July
                            1997 - April 2005).

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                None
Assistant Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Grace Roberts,              None
Assistant Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Robis,               Formerly a Proprietary  Trader at J.P. Morgan Chase
Assistant Vice President    & Co. (May 2004-May 2005).

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Antoinette Rodriguez,       None
Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacey Roode,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacy Roth,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff,              President    &   Director    of    OppenheimerFunds
Executive Vice President    Distributor,  Inc. and Centennial  Asset Management

                            Corporation;   Executive   Vice  President  of  OFI

                            Private Investment Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Adrienne Ruffle,            Formerly an  Associate  with Sidley  Austin Brown &
Assistant Vice President &  Wood LLP (September 2002-February 2005).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kim Russomanno,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Rutledge,            None
Vice President

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Julie Anne Ryan,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Timothy Ryan,               Formerly a research  analyst in the large  equities
Vice President              group at Credit  Suisse  Asset  Management  (August
                            2001-June 2004).

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Karen Sandler,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,        None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,         Senior Vice  President  of OFI  Private  Investment
Vice President              Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Asutosh Shah,               Formerly   Vice    President   at   Merrill   Lynch
Vice President              Investment   Managers  (February  2002  -  February
                            2006).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kamal Shah,                 Formerly  Senior Vice  President  Chief  Technology
Vice President              Officer at Tremont Capital  Management  (March 1998
                            - July 2005).

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Nava Sharma,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Satvinder Singh,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas Siomades,            Formerly Vice  President,  Portfolio  Management at
Vice President              Curian  Capital  LLC  (December  2002  -  September
                            2005).

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny        None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Stevens,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Amy Sullivan,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deborah A. Sullivan,        Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Swaney,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Szilagyi,          Director of Financial  Reporting and  Compliance at
Assistant Vice President    First Data Corporation (April 2003-June 2004).
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Matthew Tartaglia,          None
Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Melinda Trujillo,              Formerly  Senior Manager at CoBank,  ACB (January
Assistant Vice President       2004 - April 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Leonid Tsvayg,              None
Assistant Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,           Vice  President  and Chief  Compliance  Officer  of
Senior Vice President &     OppenheimerFunds   Distributor,   Inc.,  Centennial
Chief Compliance Officer    Asset   Management   Corporation   and  Shareholder
                            Services,   Inc.;  Chief   Compliance   Officer  of
                            HarbourView  Asset  Management  Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,  Trinity  Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private  Investments Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nancy Vann,                 Formerly   Assistant  General  Counsel  at  Reserve
Vice President & Assistant  Management Company, Inc. (April to December 2004).
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rene Vecka,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,           Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor, Inc.
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Elaine Villas-Obusan,       None
Assistant Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Adam Weiner,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,             Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation  and  of  Centennial  Asset  Management
                            Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,         None
Vice President & Associate
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,            Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Werdmolder,       Director  of  OppenheimerFunds  International  Ltd.
Senior Vice President       and   OppenheimerFunds   plc  and  OppenheimerFunds

                            (Asia)  Limited;  Senior Vice  President  (Managing
                            Director  of  the  International  Division)  of OFI
                            Institutional Asset Management, Inc..
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,         Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor,  Inc.;  member of the American Society
                            of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,           None
Senior Vice President &
Senior Investment Officer,
Director of Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Troy Willis,                None
Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna M. Winn,              President,  Chief  Executive  Officer & Director of
Senior Vice President       OFI Private  Investment Inc.;  Director & President

                            of  OppenheimerFunds  Legacy  Program;  Senior Vice
                            President of OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian W. Wixted,            Treasurer   of   HarbourView    Asset    Management
Senior Vice President &     Corporation;  OppenheimerFunds  International Ltd.,
Treasurer                   Oppenheimer    Real   Asset    Management,    Inc.,
                            Shareholder Services,  Inc.,  Shareholder Financial
                            Services,  Inc., OFI Private  Investment  Inc., OFI
                            Institutional      Asset     Management,      Inc.,
                            OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief Financial  Officer of
                            OFI   Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and  of  Centennial  Asset
                            Management Corporation;  serves on the Board of the
                            Colorado Ballet.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Oliver Wolff,               None
Assistant Vice President

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kurt Wolfgruber,            Director  of  Tremont  Capital  Management,   Inc.,
Executive Vice President,   HarbourView  Asset  Management  Corporation and OFI
Chief Investment Officer &  Institutional  Asset  Management,  Inc. (since June
Director                    2003).    Management    Director   of   Oppenheimer
                            Acquisition Corp. (since December 2005).

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucy Zachman,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack              General  Counsel  of  Centennial  Asset  Management
Executive Vice President &  Corporation;   General   Counsel  and  Director  of
General Counsel             OppenheimerFunds  Distributor,  Inc.;  Senior  Vice
                            President and General Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional Asset
                            Management,  Inc.;  Senior Vice President,  General
                            Counsel  and  Director  of  Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc., OFI
                            Private  Investment  Inc.  and OFI  Trust  Company;
                            Director     and     Assistant     Secretary     of
                            OppenheimerFunds      International     Ltd     and
                            OppenheimerFunds  plc;  Vice  President,  Secretary
                            and  General  Counsel  of  Oppenheimer  Acquisition
                            Corp.;   Director   of   Oppenheimer   Real   Asset
                            Management,   Inc.  and   OppenheimerFunds   (Asia)
                            Limited; Vice President of OppenheimerFunds  Legacy
                            Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,             None
Vice President
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Anna Zatulovskaya,          None
Assistant Vice President

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,           Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund

Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal

     Protected Trust II)

Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal

     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):

          Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):

     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio

Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Oppenheimer Real Asset Management,
Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way,
Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc. and
Oppenheimer Trust Company is Two World Financial Center, 225 Liberty Street,
11th Floor, New York, New York 10281-1008.

The address of Tremont Capital Management, Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds (Asia) Limited is Central Tower, 28 Queen's
Road, Suite 1601, Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this
Registration Statement and listed in Item 26(b) above (except Panorama Series
Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbhul(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony Allocco(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(2)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None
1723 W. Nelson Street

Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert(1)            Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rocco Benedetto(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A. Borrelli               Vice President            None
105 Black Calla Ct.

San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey R. Botwinick            Vice President            None
4431 Twin Pines Drive
Manlius, NY 13104

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Brennan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Campbell(1)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelanto Ciaglia(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Clayton(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rodney Constable(1)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell(1)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Neev Crane                      Vice President            None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julian C. Curry                 Vice President            None
5801 Nicholson Lane, Suite 420
North Bethesda, MD 20852

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey D. Damia                Vice President            None
21 Woodhill Road
Chatham, NY 12037

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Davis(2)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower                Vice President            None
13 Greenbrush Court
Greenlawn, NY 11740

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ryan C. Drier                   Vice President            None
2240 Breton Road SE
Grand Rapids, MI 49525

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
N 53 W 27761 Bantry Road

Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hillary Eigen(2)                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Senior Vice President     None
9511 Silent Hills Lane
Lone Tree, CO 80124

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deanna Farrugia(1)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark J. Ferro                   Senior Vice President     None
104 Beach 221st Street
Breezy Point, NY 11697

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradley Finkle(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric P. Fishel                  Vice President            None
725 Boston Post Rd., #12
Sudbury, MA 01776

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick W. Flynn                Senior Vice President     None
14083 East Fair Avenue
Englewood, CO 80111

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John ("J") Fortuna(2)           Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jayme D. Fowler                 Vice President            None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Gottesman               Vice President            None
255 Westchester Way
Birmingham, MI 48009

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raquel Granahan(4)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kahle Greenfield(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Grossjung                  Vice President            None
4002 N. 194th Street
Elkhorn, NE 68022

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James E. Gunther                Vice President            None
603 Withers Circle
Wilmington, DE 19810

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin J. Healy(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Hennessey                 Vice President            None
8634 Forest Run Lane

Orlando, FL 32836
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy G. Hetson(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Husch                  Vice President            None
37 Hollow Road
Stonybrook, NY 11790

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shonda Rae Jaquez(2)            Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson                 Vice President            None
8588 Colonial Drive
Lone Tree, CO 80124

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Klein                   Senior Vice President     None
4820 Fremont Avenue South
Minneapolis, MN 55419

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthur Loop
Bend, OR 97702

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia                  Vice President            None
10258 S. Dowling Way
Highlands Ranch, CO 80126

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul R. LeMire                  Assistant Vice President  None
7 Cormorant Drive
Middletown, NJ 07748

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric J. Liberman                Vice President            None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Loncar                   Vice President            None
1401  North Taft  Street,  Apt.
726
Arlington, VA 22201

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None
7425 Eggshell Drive
N. Las Vegas, NV 89084

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Malik                   Vice President            None
546 Idylberry Road
San Rafael, CA 94903

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. McDonough               Vice President            None
533 Valley Road
New Canaan, CT 06840

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Medina                 Vice President            None
3009 Irving Street
Denver, CO 80211

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew L. Michaelson           Vice President            None
1250 W. Grace, #3R
Chicago, IL 60613

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clint Modler(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser                    Vice President            None
9650 East Aspen Hill Circle
Lone Tree, CO 80124

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David W. Mountford              Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gzim Muja                       Vice President            None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President & Trustee
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John S. Napier                  Vice President            None
17 Hillcrest Ave.
Darien, CT 06820

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford G. Norford             Vice President            None
5095 Lahinch Ct.
Westerville, OH 43082

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Park(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles K. Pettit(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)       Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard E. Rath                 Vice President            None
46 Mt. Vernon Ave.

Alexandria, VA 22301
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William J. Raynor(5)            Vice President            None

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Ruxandra Risko(2)               Vice President            None
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David R. Robertson(2)           Senior Vice President     None
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Nicole Robbins(2)               Vice President            None

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Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
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Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
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James H. Ruff(2)                President & Director      None
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Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877
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William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
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Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
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John Saunders                   Vice President            None
2251 Chantilly Ave.
Winter Park, FL 32789

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Jill Schmitt(2)                 Vice President            None
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Thomas Schmitt                  Vice President            None
40 Rockcrest Rd
Manhasset, NY 11030

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William Schories                Vice President            None
3 Hill Street
Hazlet, NJ 07730

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Charles F. Scully               Vice President            None
125 Cypress View Way
Apex, NC 27502

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Jennifer Sexton(2)              Vice President            None

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Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
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William Sheluck(2)              Vice President            None

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Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611

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Bryant Smith(1)                 Vice President            None

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Douglas Bruce Smith             Vice President            None
3635 NW Sierra Drive,
Camas, WA 98607

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Christopher M. Spencer          Vice President            None
2353 W 118th Terrace
Leawood, KS 66211

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John A. Spensley                Vice President            None
375 Mallard Court
Carmel, IN 46032

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Alfred St. John(2)              Vice President            None

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Bryan Stein                     Vice President            None
8 Longwood Rd.
Voorhees, NJ 08043

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John Stoma(2)                   Senior Vice President     None
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Wayne Strauss(3)                Assistant Vice President  None
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Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
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Michael Sussman(2)              Vice President            None
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George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036
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William K. Tai                  Vice President            None
12701 Prairie Drive
Urbandale, IA 50323

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James Taylor(2)                 Assistant Vice President  None
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Martin Telles(2)                Senior Vice President     None
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Paul Temple(2)                  Vice President            None

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David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
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Barrie L. Tiedemann             Vice President            None
1774 Sheridan Drive
Ann Arbor, MI 48104

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Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer

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Vincent Vermete(2)              Assistant Vice President  None
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Cynthia Walloga(2)              Vice President            None

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Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
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Teresa Ward(1)                  Vice President            None
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Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
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Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
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Chris G. Werner                 Vice President            None
98 Crown Point Place
Castle Rock, CO 80108

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Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
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Donna Winn(2)                   Senior Vice President     None
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Peter Winters                   Vice President            None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801

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Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
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Meredith Wolff(2)               Assistant Vice President  None

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Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
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John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
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Jill Zachman(2)                 Vice President            None
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Robert G. Zack(2)               General Counsel &         Secretary
                                Director
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Walter Zinych                   Vice President            None
630 North Franklin St., Apt.
718
Chicago, IL 60610

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Steven Zito(1)                  Vice President            None

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(1)6803 South Tucson Way, Centennial, CO 80112-3924

(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008

(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
and rules promulgated thereunder are in the possession of OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 31st day of July, 2006.

                              OPPENHEIMER DIVIDEND GROWTH FUND

                              By:  /s/ John V. Murphy

                              --------------------------------------------------
                              John V. Murphy, President, Principal
                              Executive Officer, & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                        Date

/s/ Clayton K. Yeutter*       Chairman of the
Clayton K.Yeutter             Board of Trustees             July 31, 2006

/s/ John V. Murphy*           President, Principal
John V. Murphy                Executive Officer and Trustee July 31, 2006

/s/ Brian W. Wixted*          Treasurer, Principal          July 31, 2006
Brian W. Wixted               Financial &Accounting Officer

/s/ Matthew P. Fink*          Trustee                       July 31, 2006

Matthew P.Fink

/s/ Robert G. Galli*          Trustee                       July 31, 2006

Robert G. Galli

/s/ Phillip A. Griffiths*    Trustee                        July 31, 2006

Phillip A. Griffiths

/s/ Mary F. Miller*           Trustee                       July 31, 2006

Mary F. Miller

/s/ Joel W. Motley*           Trustee                       July 31, 2006

Joel W. Motley

/s/ Kenneth A. Randall*      Trustee                        July 31, 2006

Kenneth A. Randall

/s/ Russell S. Reynolds, Jr.* Trustee                       July 31, 2006
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*        Trustee                       July 31, 2006

Joseph M. Wikler

/s/ Peter I. Wold*            Trustee                      July 31, 2006
Peter I. Wold

/s/ Brian F. Wruble*          Trustee                      July 31, 2006
Brian F. Wruble

*By:  /s/ Mitchell J. Lindauer
 Mitchell J. Lindauer, Attorney-in-Fact

                       OPPENHEIMER DIVIDEND GROWTH FUND

                         Post-Effective Amendment #2

                    Registration Statement No. 333-122902

                                EXHIBIT INDEX

Exhibit No.      Description

23(d)            Investment Advisory Agreement dated 2/17/05

23(e)(i)         General Distributor's Agreement dated 2/17/05

23(j)            Independent Registered Public Accounting Firm's Consent
dated 8/01/06

23(m)(i)         Amended and Restated Service Plan and Agreement for Class A
                 shares dated 10/26/05

23(m)(ii)        Amended and Restated Distribution and Service Plan and
                 Agreement for Class B shares dated 10/26/05

23(m)(iii)       Amended and Restated Distribution and Service Plan and
                 Agreement for Class C shares dated 10/26/05

23(m)(iv)        Amended and Restated Distribution and Service Plan and
                 Agreement for Class N shares dated 10/26/05